UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2018

Item #1. Reports to Stockholders.

Explanatory Note: The Registrant is filing this amendment to Form N-CSR for the period ended April 30, 2018, filed with the Securities and Exchange Commission on July 9, 2018 (Accession Number 0000891804-18-000298). The sole purpose of this amendment is to modify the response to Item 11.(b) regarding enhanced financial reporting controls. This amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

INDEX

Cboe Vest S&P 500 Buffer Strategy Fund

Cboe Vest Defined Distribution Strategy Fund

Cboe Vest S&P 500 Enhanced Growth Strategy Fund

Cboe Vest S&P 500 Dividend Aristocrats Target Income Strategy Fund

Cboe Vest Enhance and Buffer Strategy Fund

(collectively, the “Cboe Vest Family of Funds”)

Cboe® VEST

The Cboe Vest Family of Funds

For the six months ended April 30, 2018 (unaudited)

Semi-Annual Report to Shareholders

Cboe Vest S&P 500® Buffer Strategy Fund

Cboe VEST S&P 500® BUFFER STRATEGY FUND

April 30, 2018

1

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2018 (unaudited)

2

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited)

		Fair
	Shares	Value
MONEY MARKET FUND — 0.85%
Federated Treasury Obligations Fund, 1.57% *	179,149	$ 179,149
(Cost: $179,149)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

PURCHASED OPTIONS(1) —
CALL OPTIONS — 98.15%
SPDR S&P 500 ETF Trust	66	$1,745,766	$ 0.01	5/17/18	1,745,304
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	6/21/18	1,736,119
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	7/19/18	1,736,120
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	8/16/18	1,736,121
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	9/20/18	1,736,121
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	10/18/18	1,727,890
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	11/22/18	1,727,890
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	12/21/18	1,727,891
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	1/18/19	1,720,397
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	2/22/19	1,720,397
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	3/22/19	1,712,842
SPDR S&P 500 ETF Trust	66	$1,745,766	0.01	4/18/19	1,712,843
TOTAL CALL OPTIONS					20,739,935
(Cost: $ 20,253,786 )
PUT OPTIONS — 3.63%
SPDR S&P 500 ETF Trust	66	$1,745,766	$ 236.00	5/19/18	901
SPDR S&P 500 ETF Trust	66	$1,745,766	243.00	6/21/18	8,216
SPDR S&P 500 ETF Trust	66	$1,745,766	246.97	7/21/18	18,240
SPDR S&P 500 ETF Trust	66	$1,745,766	246.80	8/18/18	24,597
SPDR S&P 500 ETF Trust	66	$1,745,766	250.10	9/20/18	35,244
SPDR S&P 500 ETF Trust	66	$1,745,766	255.65	10/18/18	51,534
SPDR S&P 500 ETF Trust	66	$1,745,766	258.42	11/22/18	59,548
SPDR S&P 500 ETF Trust	66	$1,745,766	267.20	12/20/18	88,226
SPDR S&P 500 ETF Trust	66	$1,745,766	279.75	1/17/19	134,165
SPDR S&P 500 ETF Trust	66	$1,745,766	271.50	2/21/19	111,024
SPDR S&P 500 ETF Trust	66	$1,745,766	270.90	3/21/19	116,473
SPDR S&P 500 ETF Trust	66	$1,745,766	270.50	4/18/19	118,978
TOTAL PUT OPTIONS					767,146
(Cost: $ 901,884)
TOTAL PURCHASED OPTIONS — 101.78%					21,507,081
(Cost: $ 21,155,670)
TOTAL INVESTMENTS — 102.63%
(Cost: $ 21,334,819)					21,686,230
Liabilities in excess of other assets — (2.63)%					(554,541)
NET ASSETS — 100.00%					$21,131,689

_________________
*	Effective 7 day yield as of April 30, 2018.
(1)	All or a portion of these securities are held at collateral for written options.
See Notes to Financial Statements
3

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

OPTIONS WRITTEN — (2.60)%
CALL OPTIONS — (0.99)%
SPDR S&P 500 ETF Trust	66	$(1,745,766)	$ 262.25	5/15/18	$ (28,793)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	268.90	6/21/18	(19,144)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	271.50	7/17/18	(21,219)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	271.00	8/14/18	(31,715)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	273.20	9/20/18	(35,692)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	281.25	10/18/18	(19,884)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	285.91	11/22/18	(18,149)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	291.90	12/20/18	(13,272)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	308.50	1/17/19	(3,593)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	309.25	2/21/19	(4,781)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	309.00	3/21/19	(5,720)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	308.25	4/18/19	(7,933)
TOTAL CALL OPTIONS WRITTEN					(209,895)
(Premiums received $362,487)
PUT OPTIONS — (1.61)%
SPDR S&P 500 ETF Trust	66	$(1,745,766)	$ 212.40	5/17/18	(448)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	218.70	6/21/18	(2,000)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	222.27	7/19/18	(4,833)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	222.12	8/16/18	(7,202)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	225.09	9/20/18	(11,980)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	230.09	10/18/18	(20,279)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	230.78	11/22/18	(24,494)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	240.48	12/20/18	(38,312)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	251.78	1/16/19	(59,313)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	244.35	2/21/19	(52,474)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	243.81	3/21/19	(57,411)
SPDR S&P 500 ETF Trust	66	$(1,745,766)	243.45	4/18/19	(60,645)
TOTAL PUT OPTIONS WRITTEN					(339,391)
(Premiums received: $522,954)	.
TOTAL OPTIONS WRITTEN — (2.60)%					$ (549,286)
(Premiums received: $885,441)

See Notes to Financial Statements
4

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(549,286)	$—	$(549,286)	$544,657	$4,629	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
See Notes to Financial Statements
5

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Statement of Assets & Liabilities
April 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $21,334,819)	$21,686,230
Cash deposits with broker	4,629
Interest receivable	410
Prepaid expenses	48,647
TOTAL ASSETS	21,739,916
LIABILITIES
Liabilities in excess of bank balance	1,310
Call options written, at fair value (premiums received $(362,487))	209,895
Put options written, at fair value (premiums received $(522,954))	339,391
Payable for capital stock redeemed	20,324
Accrued advisory fees	34,956
Accrued administration and transfer agent fees	848
Other accrued expenses	1,503
TOTAL LIABILITIES	608,227
NET ASSETS	$21,131,689
Net Assets Consist of:
Paid-in-capital	20,404,676
Accumulated undistributed net investment income (loss)	(147,170)
Accumulated net realized gain (loss) on investments	186,617
Net unrealized appreciation (depreciation) of investments	687,566
Net Assets	$21,131,689
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$19,379,643
Shares Outstanding (unlimited number of shares of
beneficial interest authorized without par value)	1,702,012
Net Assets Value, Offering and Redemption Price Per Share	$11.39
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$1,752,046
Shares Outstanding (unlimited number of shares of
beneficial interest authorized without par value)	154,457
Net Assets Value, Offering and Redemption Price Per Share	$11.34

See Notes to Financial Statements
6

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Statement of Operations
For the six months ended April 30, 2018 (unaudited)

INVESTMENT INCOME
Interest	$3,047
Total investment income	3,047
EXPENSES
Investment management fees (Note 2)	62,017
12b-1 fees Investor Class (Note 2)	2,014
Recordkeeping and administrative services (Note 2)	6,949
Accounting fees (Note 2)	6,992
Custody fees	4,444
Transfer agent fees (Note 2)	4,625
Professional fees	20,918
Filing and registration fees	2,070
Trustee fees	1,740
Compliance fees	2,119
Shareholder reports	7,267
Shareholder servicing
Institutional Class	5,995
Investor Class	1,725
Insurance	1,739
Exchange fee	3,100
Other	5,223
Total expenses	138,937
Management fee waivers and reimbursed expenses (Note 2)	(58,369)
Net Expenses	80,568
Net investment income (loss)	(77,521)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on put options purchased	(70,033)
Net realized gain (loss) on call options purchased	507,306
Net realized gain (loss) on put options written	69,213
Net realized gain (loss) on call options written	(237,232)
Net realized gain (loss) on options purchased and written	269,254
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	(37,102)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased	(267,503)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	21,302
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	236,201
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written	(47,102)
Net realized and unrealized gain (loss)	222,152
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$144,631

See Notes to Financial Statements
7

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Statements of Changes in Net Assets

	For the
	six months	For the
	ended	year ended
	April 30, 2018	October
	(unaudited)	31, 2017
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(77,521)	$(70,995)
Net realized gain (loss) on options purchased
and written	269,254	(82,163)
Net increase (decrease) in unrealized
appreciation (depreciation) of options
purchased and options written	(47,102)	736,625
Increase (decrease) in net assets
from operations.	144,631	583,467
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	9,568,816	11,456,509
Investor Class	535,197	1,364,622
Shares redeemed
Institutional Class	(930,166)	(1,590,885)
Investor Class	(130,622)	(130,932)
Increase (decrease) in net assets from
capital stock transactions	9,043,225	11,099,314
NET ASSETS
Increase (decrease) during period	9,187,856	11,682,781
Beginning of period	11,943,833	261,052
End of period**	$21,131,689	$11,943,833
** Includes accumulated undistributed net
investment income (loss) of:	$(147,170)	$(69,649)

See Notes to Financial Statements
8

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	For the six			For the
	months			period
	ended		For the	August 23,
	April 30,		year ended	2016* to
	2018		October 31,	October 31,
	(unaudited)		2017	2016
Net asset value, beginning
of period	$11.21		$9.88	$10.00

Investment activities
Net investment income (loss)(1)	(0.05)		(0.11)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.23		1.44	(0.10)

Total from investment activities	0.18		1.33	(0.12)

Net asset value, end of period	$11.39		$11.21	$9.88

Total Return	1.61	%***	13.46%	(1.20	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.64	%**	3.27%	46.89	%**
Expenses, net of
waiver (Note 2)	0.95	%**	1.08%	1.25	%**
Net investment income (loss)	(0.91	%)**	(1.05%)	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***	0.00%	0.00	%***
Net assets, end of period (000's)	$19,379		$10,614	$261

_____________
(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
9

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class
			For the
	For the six		period
	months		December 7,
	ended April 30,		2016* to
	2018		October 31,
	(unaudited)		2017
Net asset value, beginning of period	$11.18		$10.20

Investment activities
Net investment income (loss)(1)	(0.07)		(0.13)
Net realized and unrealized gain (loss) on investments	0.23		1.11
Total from investment activities	0.16		0.98

Net asset value, end of period	$11.34		$11.18

Total Return	1.43	%***	9.61	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.06	%**	3.74	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.38	%**
Net investment income (loss)	(1.16	%)**	(1.35	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000's)	$1,752		$1,330

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized
See Notes to Financial Statements
10

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The Cboe Vest S&P 500® Buffer Strategy Fund (the "Fund") is a non-diversified series of the World Funds Trust ("WFT" or "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund's inception dates were August 23, 2016 for Institutional Class and December 7, 2016 for Investor Class.
The investment objective is to track, before fees and expenses, the performance of the Cboe® S&P 500® Buffer Protect Index Balanced Series (the "SPRO Index").
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services –Investment Companies".
Security Valuation
The Fund's securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the "Board"). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value ("NAV") is determined at such times.
11

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange ("Cboe"), the majority owner of the Adviser. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options ("FLEX Options") that reference the S&P 500® Index and are designed to track the returns of a "Buffer Protect" options strategy. A Buffer Protect options strategy is a type of "target outcome" strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. A Buffer Protect options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that buffer protect against downside losses due to decline in the underlying asset, while providing participation up to a maximum capped gain in the underlying asset.
FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund's investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund's investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable
12

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$179,149	$—	$—	$179,149
Call Options	—	20,739,935	—	20,739,935
Put Options	—	767,146	—	767,146
	$179,149	$21,507,081	$—	$21,686,230
Liabilities
Call Options written	$—	$(209,895)	$—	$(209,895)
Put Options written	—	(339,391)	—	(339,391)
	$—	$(549,286)	$—	$(549,286)

Refer to the Fund's Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the six months ended April 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended April 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
13

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund's tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2018, there were no such reclassifications.
14

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At April 30, 2018, there were no Class A, Class C or Class Y Shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.
15

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Derivative	Fair Value Asset Derivatives
Purchased Options – Put	$767,146
Purchased Options – Call	20,739,935
	$21,507,081	*

Derivative	Fair Value Liability Derivatives
Written Options – Put	$(339,391	)**
Written Options – Call	(209,895	)***
	$(549,286)

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Put options written at fair value
***	Statement of Assets and Liabilities location: Call options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2018 is as follows:

		Change in
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Put	$(70,033)	$(37,102)
Purchased Options – Call	507,307	(267,503)
Written Options – Put	69,213	21,302
Written Options – Call	(237,232)	236,201

*	Statement of Operations location: Net realized gain (loss) on put options purchased, call options purchased, put options written and call options written, respectively.
**
Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on put options purchased, call options purchased, put options written and call options written, respectively.

The previously disclosed derivative instruments outstanding as of April 30, 2018, and their effect on the Statement of Operations for the six months ended April 30, 2018, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months:

Average monthly notional value of:
Purchased Options	$34,174,272
Written Options	$(34,174,272)

16

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation ("OCC"), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the "buyer for every seller and the seller for every buyer," protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter ("OTC") options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund ("ETF"), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call
17

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund's Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund's obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Cboe VestSM Financial LLC (the "Adviser"), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six months ended April 30, 2018, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$ 62,017	$ 58,369	$ —

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.75%. The Adviser may not terminate this
18

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of April 30, 2018, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	2021	Total
$22,604	$143,163	$58,369	$224,136

First Dominion Capital Corp. ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. For the six months ended April 30, 2018, FDCC received no underwriting fees.
The Board has adopted a Distribution and Service Plan for the Fund's Investor Class (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan with respect to its Investor and Institutional Class Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder's account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of
19

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment "sweep" functions; and 8) furnishing investment advisory services.
Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.
For the six months ended April 30, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Services	$ 5,995
Investor	12b-1	2,014
Investor	Shareholder Services	1,725

Commonwealth Fund Services, Inc. ("CFS") acts as the Fund's administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting
$6,949	$4,625	$6,992

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the six months ended April 30, 2018, were as follows:

Purchases	Sales
$24,941,072	$15,065,312

20

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$ 966,880	$659,211

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.
There were no distributions paid during the six months ended April 30, 2018.
As of April 30, 2018, the components of distributable earnings on a tax basis were as follows:

Six months ended
April 30, 2018
(unaudited)
Accumulated undistributed net investment income (loss)	$(147,170)
Accumulated net realized gain (loss)	186,617
Net unrealized appreciation (depreciation) on investments.	687,566
$727,013

As of October 31, 2017, the Fund had a $82,637 capital loss carryforward that may be carried forward indefinitely and retains the character of short-term capital loss.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$21,334,819	$745,911	$(394,500)	$351,411

21

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:
Six months ended
April 30, 2018
(unaudited)
Institutional Class Shares
Shares sold.	836,282
Shares redeemed	(81,315)
Net increase (decrease)	754,967

Year ended
October 31, 2017
Institutional Class Shares
Shares sold.	1,070,188
Shares redeemed	(149,553)
Net increase (decrease)	920,635

Six months ended
April 30, 2018
(unaudited)
Investor Class Shares
Shares sold.	47,026
Shares redeemed	(11,544)
Net increase (decrease)	35,482

Period December 7, 2016 to
October 31, 2017
Investor Class Shares
Shares sold.	131,213
Shares redeemed	(12,238)
Net increase (decrease)	118,975

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
22

Supplemental Information
World Funds Trust (The "Trust") (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT RENEWAL
Pursuant to the Investment Advisory Agreements (the "Advisory Agreement") between the Advisor and the Trust regarding the Cboe Vest Defined Distribution Strategy Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund, (collectively, the "Cboe Vest Funds"), the Advisor supervises the investments of the Funds. (The financial information for each Cboe Vest Fund is provided in separate shareholder reports, but the renewal of the Advisory Agreement applies to each Cboe Vest Fund.)
At a quarterly meeting of the Board that was held on Tuesday, February 20, 2018, the Trustees, including a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any party to any of the Advisory Agreement (the "Independent Trustees"), unanimously approved the renewal of the Advisory Agreement for another one-year term.
Legal Counsel to the Trust reviewed with the Board its fiduciary duties and responsibilities in reviewing and approving the renewal of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that they should consider in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors for each Fund: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Cboe Vest Funds; (iii) the costs of the services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds; (iv) the extent to which economies
23

Supplemental Information
World Funds Trust (The "Trust") (unaudited) (Continued)

of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds' investors; and (v) the Advisor's practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board considered information furnished to it by the Advisor and the Trust's management throughout the year at regular Board meetings, as well as information specifically prepared for or presented during the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Cboe Vest Funds and their shareholders; (ii) presentations by the Advisor's management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Cboe Vest Funds, and the Advisor's Form ADV; (iv) the investment performance of the Cboe Vest Funds; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on the Cboe Vest Funds' performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Trust and the Cboe Vest Funds. The Board also considered the affiliations of the Advisor and the potential compliance issues that could arise from those affiliations – as had been noted at previous meetings, the Board noted that the Advisor had taken measures to ensure that any arrangements potentially involving the Cboe Vest Funds and affiliates of the Advisor would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.
The Board did not identify any information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding
24

Supplemental Information
World Funds Trust (The "Trust") (unaudited) (Continued)

whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services provided by the Advisor.
In this regard, the Board considered the responsibilities of the Advisor under the Advisory Agreement. The Board reviewed the services provided by the Advisor to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds' investment objectives and limitations; the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of the Advisor to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest's staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. The Board also considered the financial condition of the Advisor and its affiliates. The Board considered the measures that the Advisor had put in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of the Advisor. After reviewing the preceding and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.
Investment Performance of the Cboe Vest Funds.
In this regard, the Board noted that the Cboe Vest Funds do not have a long performance history, and peers for each of the Cboe Vest Funds were selected from Morningstar's option-based category that is a "catch-all" for any funds that use options as a core part of their strategy (the "Peer Group"). Regarding the Cboe Vest Defined Distribution Strategy Fund, the Peer Group included peers that have an objective to generate premium income. The Trustees noted that for the 1-year period ended December 31, 2017, the Cboe Vest Defined Distribution Strategy Fund lagged its Peer Group median and its benchmark index and the Board considered the changes made to the Cboe Vest Defined Distribution Strategy Fund's investment strategies by Cboe Vest to address the underperformance. Regarding the Cboe Vest S&P 500® Buffer Protect Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, the Trustees considered that both Funds were placed in the same Peer Group, which consisted of funds seeking to generate equity returns with lower volatility or with some degree of protection against downside losses. The Trustees noted that these two Funds are master funds with sub-funds (or monthly funds) that are based on underlying index monthly series. It was noted that the monthly funds had not begun operations. The Board
25

Supplemental Information
World Funds Trust (The "Trust") (unaudited) (Continued)

noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Buffer Protect Strategy Fund outperformed its Peer Group median but lagged its benchmark index. The Trustees further noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund outperformed its Peer Group median and the performance of its benchmark index. The Trustees also noted that Cboe Vest's managed account investments are specific to each customer and that, given the high degree of customization, the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. Based on the preceding, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.
The costs of services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds.
In this regard, the Board considered the Advisor's staffing, personnel, and methods of operating; the financial condition and profitability, the level of commitment to the Cboe Vest Funds by the Advisor's principals and affiliate, and the potential benefits for the Advisor in managing the Cboe Vest Funds. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to other funds with comparable strategy, size and structure, and investments, among other factors. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds, and that Cboe Vest agreed to lower the expense cap on the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund from 1.25% to 0.95% through February 28, 2019. The Board noted that the Cboe Vest Defined Distribution Strategy Fund's net expenses and net management fee were both equal to the Peer Group median and that the gross advisory fee for the Fund was 0.24% below the Peer Group median. The Board noted the net expenses for the Cboe Vest S&P 500® Buffer Protect Strategy Fund are less than the Peer Group median, and the gross and net advisory fees are significantly lower than the Peer Group median. The Board noted that the net expenses and the gross and net advisory fees for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund were below the Peer Group median. Following these comparisons and upon further consideration and discussion of the preceding, the Board concluded that the fees to be paid to the Advisor were fair and reasonable.
The extent to which economies of scale would be realized as the Cboe Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cboe Vest Funds' investors.
In this regard, the Board considered the Cboe Vest Funds' fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders
26

Supplemental Information
World Funds Trust (The "Trust") (unaudited) (Continued)

as assets increase due to the breakpoints in place for each Cboe Vest Fund's management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds' current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds' fee arrangement with Cboe Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds' shareholders.
Possible conflicts of interest and other benefits.
In this regard, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest's Code of Ethics and other relevant policies described in the Advisor's Form ADV. The Board noted that the Advisor might benefit by being able to direct smaller accounts into the Cboe Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of the Advisor especially considering the nature of the Cboe Vest Funds. The Board noted that it was possible that the Cboe Vest Funds could receive certain other services from the Advisor and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations, and interpretations thereof (collectively, the "Laws"), the Cboe Vest Funds could engage in transactions in securities that trade on Cboe exchanges (it was noted that trading on Cboe exchanges was not permissible at this time). The Board considered the procedures that the Advisor had put in place and planned on putting in place to ensure that any arrangements for services to the Cboe Vest Funds from affiliates of the Advisor would comply with the Laws. It was noted that the Advisor might receive certain "soft dollar" benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by the Advisor from managing the Cboe Vest Funds were satisfactory.
Based upon all the preceding considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for the Funds for an additional one-year period.
27

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest S&P 500® Buffer Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2017, and held for the six months ended April 30, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled "Expenses Paid During the Six months" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
28

Cboe VEST S&P 500® BUFFER STRATEGY FUND
Fund Expenses (unaudited) — (Continued)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value	Value	Expense	Period Ended*
	(11/1/2017)	(4/30/2018)	Ratio	4/30/2018
Institutional Class Actual	$1,000.00	$1,016.06	0.95%	$4.75
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,014.31	1.20%	$5.99
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01

*
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.
29

Important Disclosure Statement
The Fund's prospectus contains important information about the Fund's investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund's prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Fund's Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2018 and are subject to change at any time.
32

Investment Advisor:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
33

Cboe® VEST

The Cboe Vest Family of Funds

For the six months ended April 30, 2018 (unaudited)

Semi-Annual Report to Shareholders

Cboe Vest Defined Distribution Strategy Fund

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND

April 30, 2018

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2018 (unaudited)

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
April 30, 2018 (unaudited)

				Principal	Fair
U. S. GOVERNMENT SECURITIES – 99.49%				Amount	Value
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures June 21, 2018				7,561,953	$ 7,574,933
(Cost: $7,574,933)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS – 0.05%
CALL OPTIONS – 0.01%
SPDR S&P 500 ETF Trust	880	$23,276,880	$ 305.00	6/1/18	880
TOTAL Call OPTIONS PURCHASED – 0.01%					880
(Cost: $1,661)
PUT OPTIONS – 0.04%
SPDR S&P 500 ETF Trust	880	$23,276,880	$ 155.00	6/1/18	2,640
TOTAL PUT OPTIONS PURCHASED – 0.04%					2,640
(Cost: $3,421)
TOTAL PURCHASED OPTIONS – 0.04%					3,520
(Cost: $5,082)
TOTAL INVESTMENTS – 99.54%
(Cost: $7,580,015)					7,578,453
Other assets, net of liabilities – 0.46%					34,977
NET ASSETS – 100.00%					$ 7,613,430

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
April 30, 2018 (unaudited) — (Continued)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
OPTIONS WRITTEN – (0.61)%
CALL OPTIONS – (0.23)%
SPDR S&P 500 ETF Trust	880	$ (23,276,880)	$ 279.00	6/1/18	$ (17,600)
TOTAL CALL OPTIONS WRITTEN – (0.23)%					(17,600)
(Premiums received: $16,818)
PUT OPTION – (0.38)%
SPDR S&P 500 ETF Trust	880	$ (23,276,880)	$ 238.00	6/1/18	(29,040)
TOTAL PUT OPTIONS WRITTEN – (0.38)%					(29,040)
(Premiums received: $28,258)
TOTAL OPTIONS WRITTEN – (0.61)%					$ (46,640)
(Premiums received: $45,076)

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Schedule of Investments
April 30, 2018 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(46,640)	$—	$(46,640)	$—	$46,640	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Assets and Liabilities
April 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $7,580,015) (Note 1)	$7,578,453
Cash deposits with broker	230,307
Receivable for capital stock sold	10
Receivable from investment manager	58,161
Prepaid expenses	108,442
TOTAL ASSETS	7,975,373
LIABILITIES
Liabilities in excess of bank balance	262,773
Call options written at fair value (premiums received $16,818)	17,600
Put options written at fair value (premiums received $28,258)	29,040
Payable for capital stock redeemed	37,400
Payable for securities purchased	602
Accrued 12b-1 fees	3,282
Accrued administration, fund accounting, and transfer agent fees	10,850
Other accrued expenses	396
TOTAL LIABILITIES	361,943
NET ASSETS	$7,613,430
Net Assets Consist of:
Paid-in-capital	$11,986,116
Accumulated net investment income (loss)	(249,543)
Accumulated net realized gain (loss) on investments	(4,120,017)
Net unrealized appreciation (depreciation) of investments	(3,126)
Net Assets	$7,613,430
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$5,738,383
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	634,104
Net Assets Value, Offering and Redemption Price Per Share	$9.05
Investor Class Shares
Net Assets	$1,454,695
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	161,513
Net Assets Value, Offering and Redemption Price Per Share**	$9.01
Class A Shares
Net Assets	$174,479
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	19,597
Net Assets Value, Offering and Redemption Price Per Share**	$8.90
Maximum Offering Price Per Share*	$9.44
Class C Shares
Net Assets	$245,873
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	27,591
Net Assets Value, Offering and Redemption Price Per Share**	$8.91

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Operations
Six months ended April 30, 2018 (unaudited)

INVESTMENT INCOME
Interest	$697
Amortized discount short term	168,932
Total investment income	169,629
EXPENSES
Investment management fees (Note 2)	105,521
12b-1 fees (Note 2)
Investor Class	16,705
Class A	5,267
Class C	1,541
Recordkeeping and administrative services (Note 2)	15,623
Accounting fees (Note 2)	15,663
Custody fees	4,858
Transfer agent fees (Note 2)	17,766
Professional fees	47,059
Filing and registration fees	9,596
Trustee fees	1,618
Compliance fees	5,192
Shareholder reports	12,999
Shareholder servicing
Institutional Class	5,462
Investor Class	14,943
Class A	2,138
Class C	53
Exchange fee	3,100
Other	10,863
Total expenses	295,967
Management fee waivers and reimbursed expenses (Note 2)	(96,586)
Net Expenses	199,381
Net investment income (loss)	(29,752)
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(10,283)
Net realized gain (loss) on call options purchased	(33,994)
Net realized gain (loss) on put options purchased	(50,443)
Net realized gain (loss) on call options written	(4,489,124)
Net realized gain (loss) on put options written	603,137
Net realized gain (loss) on investments and options purchased and written	(3,980,707)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased	10,417
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	8,106
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	10,926
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	7,283
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written	36,732
Net realized and unrealized gain (loss)	(3,943,975)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,973,727)

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Statement of Changes in Net Assets

	Period ended
	April 30, 2018	Year ended
	(unaudited)	October 31, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(29,752)	$(236,324)
Net realized gain (loss) on options purchased and written	(3,980,707)	655,540
Net increase (decrease) in unrealized
appreciation (depreciation) of investments,
options purchased and written	36,732	(39,858)
Increase (decrease) in net assets from operations	(3,973,727)	379,358
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain	(139,310)	(1,518,626)
Decrease in net assets from distributions	(139,310)	(1,518,626)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	1,793,124	18,019,636
Investor Class	1,055,671	27,844,756
Class A	72,577	9,974,520
Class C	40,000	553,000
Distributions reinvested
Institutional Class	53,068	342,796
Investor Class	60,153	928,205
Class A	348	6,525
Class C	635	5,954
Shares redeemed
Institutional Class	(10,193,597)	(2,870,046)
Investor Class	(23,741,637)	(1,863,112)
Class A	(8,682,439)	(252,742)
Class C	(98,255)	(219,851)
Increase (decrease) in net assets from
capital stock transactions	(39,640,352)	52,469,641
NET ASSETS
Increase (decrease) during period	(43,753,389)	51,330,373
Beginning of period	51,366,819	36,446
End of period*	$7,613,430	$51,366,819
*Includes undistributed net investment
income (loss) of:	$(249,543)	$(219,791)

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	For the six months			Period
	ended April 30, 2018		Year ended	September 14, 2016* to
	(unaudited)		October 31, 2017	October 31, 2016
Net asset value, beginning
of period	$9.78		$10.07	$10.00

Investment activities
Net investment income (loss)(1)	—	(3)	(0.04)	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.65)		0.19	0.08
Total from investment activities	(0.65)		0.15	0.07

Distributions
Net realized gain	(0.08)		(0.44)	—

Total distributions	(0.08)		(0.44)	—

Net asset value, end of period	$9.05		$9.78	$10.07

Total Return	(6.86	%)***	1.56%	0.70	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.33	%**	1.74%	318.83	%**
Expenses, net of
waiver (Note 2)	1.25	%**	1.25%	1.25	%**
Net investment income (loss)	(0.01	%)**	(0.47%)	(0.98	%)**
Portfolio turnover rate(2)	0.00	%***	0.00%	0.00	%***
Net assets, end of period (000’s)	$5,738		$15,285	$36

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
(3)	Less than $0.01 per share.
*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class
	Six months ended		Period
	April 30, 2018		November 22, 2016*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$9.75		$10.12

Investment activities
Net investment income (loss)(1)	(0.01)		(0.07)
Net realized and unrealized gain (loss)
on investments	(0.65)		0.14
Total from investment activities	(0.66)		0.07

Distributions
Net realized gain	(0.08)		(0.44)

Total distributions	(0.08)		(0.44)

Net asset value, end of period	$9.01		$9.75

Total Return	(6.99	%)***	0.76	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.02	%**	1.74	%**
Expenses, net of waiver (Note 2)	1.50	%**	1.50	%*
Net investment income (loss)	(0.31	%)**	(0.80	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$1,455		$26,149

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class A
	Six months ended		Period
	April 30, 2018		February 22, 2017*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$9.75		$9.80

Investment activities
Net investment income (loss)(1)	(0.02)		(0.05)
Net realized and unrealized gain (loss)
on investments	(0.75)		0.31
Total from investment activities	(0.77)		0.26

Distributions
Net realized gain	(0.08)		(0.31)

Total distributions	(0.08)		(0.31)

Net asset value, end of period	$8.90		$9.75

Total Return	(8.12	%)***	2.71	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.70	%**	1.89	%**
Expenses, net of waiver (Note 2)	1.50	%**	1.50	%*
Net investment income (loss)	(0.35	%)**	(0.68	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$174		$9,602

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class C
	Six months ended		Period
	April 30, 2018		November 1, 2016*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$9.68		$10.07

Investment activities
Net investment income (loss)(1)	(0.04)		(0.15)
Net realized and unrealized gain (loss)
on investments	(0.65)		0.20
Total from investment activities	(0.69)		0.05

Distributions
Net realized gain	(0.08)		(0.44)

Total distributions	(0.08)		(0.44)

Net asset value, end of period	$8.91		$9.68

Total Return	(7.35	%)***	0.55	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.83	%**	2.72	%*
Expenses, net of waiver (Note 2)	2.25	%**	2.25	%**
Net investment income (loss)	(0.94	%)**	(1.50	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$246		$331

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The Cboe Vest Defined Distribution Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was September 14, 2016.
The investment objective is to generate consistent periodic distributions for shareholders while preserving capital over the long term.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange (“Cboe”), a majority owner of the Adviser. The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference Exchange Traded Fund (“ETF”) to attempt to collect a target level of premium income on a monthly basis. The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a 'market neutral' strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.
FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
U. S. Government Securities	$—	$7,574,933	$—	$7,574,933
Call Options Purchased	—	880	—	880
Put Options Purchased	—	2,640	—	2,640
	$—	$7,578,453	$—	$7,578,453
Liabilities
Call Options Written	$—	$(17,600)	$—	$(17,600)
Put Options Written	—	(29,040)	—	(29,040)
	$—	$(46,640)	$—	$(46,640)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.
There were no transfers into or out of any levels during the six months ended April 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended April 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2018, there were no such reclassifications.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At April 30, 2018 there were no Class Y Shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

	Fair Value
Derivative	Asset Derivatives
Purchased Options – Call	$880
Purchased Options – Put	2,640
	$3,520	*
	Fair Value
Derivative	Liability Derivatives
Written Options – Call	$(17,600	)**
Written Options – Put	(29,040	)***
	$(46,640)

*	Statement of Assets and Liabilities location: Investments at Fair Value
**	Statement of Assets and Liabilities location: Call options written at fair value
***	Statement of Assets and Liabilities location: Put options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2018 is as follows:

		Change in
		Unrealized Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives Recognized	Derivatives Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$(33,994)	$10,417
Purchased Options – Put	(50,443)	8,106
Written Options – Call	(4,489,124)	10,926
Written Options - Put	603,137	7,283

*	Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The average monthly volume of activity for written options for the Fund during the six months ended April 30, 2018 is as follows:

Average monthly notional value of :
Purchased Options	$182,170,133
Written Options	$(122,520,600)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Cboe Vest Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six months ended April 30, 2018, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$105,521	$96,586	$—

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.95%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The total amount of recoverable reimbursements as of April 30, 2018 and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates
2019	2020	2021	Total
$15,102	$107,000	$96,586	$218,688

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan with respect to its Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

For the six months ended April 30, 2018, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder service	$ 5,462
Investor	12b-1	16,705
Investor	Shareholder service	14,943
A	12b-1	5,267
A	Shareholder service	2,138
C	12b-1	1,541
C	Shareholder service	53

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended April 30, 2018, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. ("CFS") acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting
$15,623	$17,766	$15,663

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the six months ended April 30, 2018, were as follows:

Purchases	Sales
$ 68,353	$1,312

The above amounts do not include the following:

Premiums from	Options
Options Written	Bought Back
$ 688,675	$ 4,826,284

Purchases of	Sales of
government securities	government securities
$57,859,700	$102,055,257

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make monthly distributions.
The tax character of distributions during the six months ended April 30, 2018 and the year ended October 31, 2017 were as follows:

	Six months ended
	April 30, 2018	Year ended
	(unaudited)	October 31, 2017
Ordinary Income	$139,310	$639,243
Return of Capital	—	879,383
	$139,310	$1,518,626

As of April 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Six months ended
	April 30, 2018	Year ended
	(unaudited)	October 31, 2017
Other accumulated (loss)	$—	$(219,791)
Accumulated net investment income (loss)	(249,543)	—
Accumulated net realized gain (loss)	(4,120,017)	—
Net unrealized appreciation (depreciation)	(3,126)	(39,858)
	$(4,372,686)	$(259,649)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$7,580,015	$—	$(1,562)	$(1,562)

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 5 – Capital Stock Transactions
Capital stock transactions were:

	Six months ended April 30, 2018 (unaudited)
	Institutional Class	Investor Class	Class A	Class C
Shares sold	186,819	1,112,596	7,534	4,197
Shares reinvested	5,687	6,315	38	70
Shares redeemed	(1,121,896)	(2,639,534)	(972,593)	(10,873)
Net Increase (decrease)	(929,390)	(2,520,623)	(965,021)	(6,606)

	Period
		November 22,	February 22,	November 1,
	Year ended	2016 to	2017 to	2016 to
	October 31, 2017
	Institutional Class	Investor Class	Class A	Class C
Shares sold	1,816,959	2,776,976	1,009,653	56,062
Shares reinvested	34,781	94,091	664	608
Shares redeemed	(291,867)	(188,931)	(25,699)	(22,473)
Net increase (decrease)	1,559,873	2,682,136	984,618	34,197

Note 6 – Subsequent Events
Effective on or about August 15, 2018, the Fund will be renamed Cboe Vest Alternative Income Fund, the Fund’s principal investment strategies will be revised to reflect that the Fund is an index fund seeking to track the Cboe S&P 500® Market-Neutral Volatility Risk Premia Optimized Index, and the Fund’s investment objective will be changed to: The Fund seeks to track the performance, before fees and expenses, of the Cboe S&P 500® Market-Neutral Volatility Risk Premia Optimized Index (the “SVRPO Index”). These changes require revisions to the Fund’s Prospectuses and Statement of Additional Information and are subject to review by the Securities and Exchange Commission. A revised Prospectus will be provided to Fund shareholders when the changes are effective.
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT RENEWAL
Pursuant to the Investment Advisory Agreements (the “Advisory Agreement”) between the Advisor and the Trust regarding the Cboe Vest Defined Distribution Strategy Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund, (collectively, the “Cboe Vest Funds”), the Advisor supervises the investments of the Funds. (The financial information for each Cboe Vest Fund is provided in separate shareholder reports, but the renewal of the Advisory Agreement applies to each Cboe Vest Fund.)
At a quarterly meeting of the Board that was held on Tuesday, February 20, 2018, the Trustees, including a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any party to any of the Advisory Agreement (the “Independent Trustees”), unanimously approved the renewal of the Advisory Agreement for another one-year term.
Legal Counsel to the Trust reviewed with the Board its fiduciary duties and responsibilities in reviewing and approving the renewal of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that they should consider in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors for each Fund: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Cboe Vest

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

Funds; (iii) the costs of the services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ investors; and (v) the Advisor’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board considered information furnished to it by the Advisor and the Trust’s management throughout the year at regular Board meetings, as well as information specifically prepared for or presented during the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Cboe Vest Funds and their shareholders; (ii) presentations by the Advisor’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Cboe Vest Funds, and the Advisor’s Form ADV; (iv) the investment performance of the Cboe Vest Funds; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on the Cboe Vest Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Trust and the Cboe Vest Funds. The Board also considered the affiliations of the Advisor and the potential compliance issues that could arise from those affiliations – as had been noted at previous meetings, the Board noted that the Advisor had taken measures to ensure that any arrangements potentially involving the Cboe Vest Funds and affiliates of the Advisor would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

The Board did not identify any information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services provided by the Advisor.
In this regard, the Board considered the responsibilities of the Advisor under the Advisory Agreement. The Board reviewed the services provided by the Advisor to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations; the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of the Advisor to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. The Board also considered the financial condition of the Advisor and its affiliates. The Board considered the measures that the Advisor had put in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of the Advisor. After reviewing the preceding and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.
Investment Performance of the Cboe Vest Funds.
In this regard, the Board noted that the Cboe Vest Funds do not have a long performance history, and peers for each of the Cboe Vest Funds were selected from Morningstar’s option-based category that is a “catch-all” for any funds that use options as a core part of their strategy (the “Peer Group”). Regarding the Cboe Vest Defined Distribution Strategy Fund, the Peer Group included peers that have an objective to generate premium income. The Trustees noted that for the 1-year period ended December 31, 2017, the Cboe Vest Defined Distribution Strategy Fund lagged its Peer Group median and its benchmark index and the Board considered the changes made to the Cboe Vest Defined Distribution Strategy Fund’s investment strategies by Cboe Vest to address the underperformance. Regarding the Cboe Vest S&P 500® Buffer Protect Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, the Trustees considered that both

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

Funds were placed in the same Peer Group, which consisted of funds seeking to generate equity returns with lower volatility or with some degree of protection against downside losses. The Trustees noted that these two Funds are master funds with sub-funds (or monthly funds) that are based on underlying index monthly series. It was noted that the monthly funds had not begun operations. The Board noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Buffer Protect Strategy Fund outperformed its Peer Group median but lagged its benchmark index. The Trustees further noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund outperformed its Peer Group median and the performance of its benchmark index. The Trustees also noted that Cboe Vest’s managed account investments are specific to each customer and that, given the high degree of customization, the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. Based on the preceding, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.
The costs of services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds.
In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the financial condition and profitability, the level of commitment to the Cboe Vest Funds by the Advisor’s principals and affiliate, and the potential benefits for the Advisor in managing the Cboe Vest Funds. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to other funds with comparable strategy, size and structure, and investments, among other factors. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds, and that Cboe Vest agreed to lower the expense cap on the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund from 1.25% to 0.95% through February 28, 2019. The Board noted that the Cboe Vest Defined Distribution Strategy Fund’s net expenses and net management fee were both equal to the Peer Group median and that the gross advisory fee for the Fund was 0.24% below the Peer Group median. The Board noted the net expenses for the Cboe Vest S&P 500® Buffer Protect Strategy Fund are less than the Peer Group median, and the gross and net advisory fees are significantly lower than the Peer Group median. The Board noted that the net expenses and the gross and net advisory fees for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund were below the Peer Group median. Following these comparisons and upon further consideration and discussion of

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

the preceding, the Board concluded that the fees to be paid to the Advisor were fair and reasonable.
The extent to which economies of scale would be realized as the Cboe Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cboe Vest Funds’ investors.
In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place for each Cboe Vest Fund’s management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangement with Cboe Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.
Possible conflicts of interest and other benefits.
In this regard, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in the Advisor’s Form ADV. The Board noted that the Advisor might benefit by being able to direct smaller accounts into the Cboe Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of the Advisor especially considering the nature of the Cboe Vest Funds. The Board noted that it was possible that the Cboe Vest Funds could receive certain other services from the Advisor and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations, and interpretations thereof (collectively, the “Laws”), the Cboe Vest Funds could engage in transactions in securities that trade on Cboe exchanges (it was noted that trading on Cboe exchanges was not permissible at this time). The Board considered the procedures that the Advisor had put in place and planned on putting in place to ensure that

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

any arrangements for services to the Cboe Vest Funds from affiliates of the Advisor would comply with the Laws. It was noted that the Advisor might receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by the Advisor from managing the Cboe Vest Funds were satisfactory.
Based upon all the preceding considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for the Funds for an additional one-year period.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest Defined Distribution Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2017, and held for the period ended April 30, 2018.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cboe VEST DEFINED DISTRIBUTION STRATEGY FUND
Fund Expenses (unaudited) — (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	Ended*
	(11/1/17)	(4/30/18)	Ratio	(4/30/18)
Institutional Class Actual	$1,000.00	$ 931.40	1.25%	$ 5.99
Institutional Class Hypothetical**	$1,000.00	$1,018.75	1.25%	$ 6.26
Investor Class Actual	$1,000.00	$ 930.10	1.50%	$ 7.18
Investor Class Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Class A Actual	$1,000.00	$ 918.80	1.50%	$ 7.14
Class A Hypothetical**	$1,000.00	$1,017.50	1.50%	$ 7.50
Class C Actual	$1,000.00	$ 926.50	2.25%	$10.75
Class C Hypothetical**	$1,000.00	$1,013.75	2.25%	$11.23

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2018 and are subject to change at any time.

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Investment Advisor:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

Cboe® VEST

The Cboe Vest Family of Funds

For the six months ended April 30, 2018 (unaudited)

Semi-Annual Report to Shareholders

Cboe Vest S&P 500® Enhanced Growth Strategy Fund

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

April 30, 2018 (unaudited)

1

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2018 (unaudited)

2

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited)

PURCHASED OPTIONS — 106.01%
CALL OPTIONS* — 106.01%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	122	$3,227,022	$0.01	05/17/18	$3,226,168
SPDR S&P 500 ETF Trust	122	3,227,022	236.00	05/17/18	351,409
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	06/21/18	3,209,190
SPDR S&P 500 ETF Trust	122	3,227,022	243.00	06/21/18	269,549
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	07/19/18	3,209,192
SPDR S&P 500 ETF Trust	122	3,227,022	246.97	07/19/18	244,310
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	08/16/18	3,209,193
SPDR S&P 500 ETF Trust	122	3,227,022	246.80	08/16/18	263,637
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	09/21/18	3,209,194
SPDR S&P 500 ETF Trust	122	3,227,022	250.10	09/22/18	239,909
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	10/18/18	3,193,978
SPDR S&P 500 ETF Trust	122	3,227,022	255.65	10/18/18	204,892
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	11/22/18	3,193,979
SPDR S&P 500 ETF Trust	122	3,227,022	256.42	11/22/18	217,887
SPDR S&P 500 ETF Trust	122	3,227,022	267.20	12/20/18	147,363
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	12/21/18	3,193,979
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	01/18/19	3,180,128
SPDR S&P 500 ETF Trust	122	3,227,022	279.75	01/18/19	74,945
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	02/22/19	3,180,128
SPDR S&P 500 ETF Trust	122	3,227,022	271.50	02/22/19	139,519
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	03/22/19	3,166,163
SPDR S&P 500 ETF Trust	122	3,227,022	270.90	03/22/19	149,446
SPDR S&P 500 ETF Trust	122	3,227,022	0.01	04/18/19	3,166,163
SPDR S&P 500 ETF Trust	122	3,227,022	270.50	04/18/19	165,191
TOTAL CALL OPTIONS —					40,805,512
(Cost: $38,553,955)
TOTAL PURCHASED OPTIONS — 106.01%					40,805,512

TOTAL INVESTMENTS — 106.01%					40,805,512
(Cost: $38,553,955)
Liabilities in excess of other assets — (6.01)%					(2,314,386)
NET ASSETS —100.00%					$38,491,126

*	Held as collateral for written options.

See Notes to Financial Statements
3

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

OPTIONS WRITTEN — (4.18)%
CALL OPTIONS — (4.18)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
SPDR S&P 500 ETF Trust	244	$(6,454,044)	$255.50	05/12/18	$(237,364)
SPDR S&P 500 ETF Trust	244	(6,454,044)	261.80	06/16/18	(156,716)
SPDR S&P 500 ETF Trust	244	(6,454,044)	265.50	07/13/18	(144,445)
SPDR S&P 500 ETF Trust	244	(6,454,044)	264.70	08/14/18	(199,714)
SPDR S&P 500 ETF Trust	244	(6,454,044)	267.00	09/20/18	(212,163)
SPDR S&P 500 ETF Trust	244	(6,454,044)	273.75	10/18/18	(143,672)
SPDR S&P 500 ETF Trust	244	(6,454,044)	276.37	11/22/18	(151,056)
SPDR S&P 500 ETF Trust	244	(6,454,044)	284.15	12/20/18	(98,789)
SPDR S&P 500 ETF Trust	244	(6,454,044)	298.50	01/17/19	(30,151)
SPDR S&P 500 ETF Trust	244	(6,454,044)	294.00	02/21/19	(62,487)
SPDR S&P 500 ETF Trust	244	(6,454,044)	293.50	03/21/19	(73,911)
SPDR S&P 500 ETF Trust	244	(6,454,044)	292.67	04/18/19	(96,719)
TOTAL CALL OPTIONS WRITTEN —					(1,607,187)
(Premiums received $1,698,973)
TOTAL OPTIONS WRITTEN – (4.18)%					$(1,607,187)
(Premiums received $1,698,973)

See Notes to Financial Statements
4

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(1,607,187)	$—	$(1,607,187)	$1,602,296	$4,891	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
5

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Assets & Liabilities
April 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $ 38,553,955)	$40,805,512
Cash deposits with broker	4,891
Receivable for capital stock sold	58,248
Interest receivable	384
Receivable from investment manager	4,074
Prepaid expenses	104,713
TOTAL ASSETS	40,977,822
LIABILITIES
Liabilities in excess of bank balance	875,714
Call options written, at fair value (premiums received $(1,698,973))	1,607,187
Payable for capital stock purchased	214
Other accrued expenses	3,581
TOTAL LIABILITIES	2,486,696
NET ASSETS	$38,491,126
Net Assets Consist of:
Paid-in-capital.	34,324,421
Accumulated undistributed net investment income (loss)	(405,054)
Accumulated net realized gain (loss) on investments and options written.	2,228,416
Net unrealized appreciation (depreciation) of investments and options written	2,343,343
Net Assets	$38,491,126
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$5,978,844
Shares Outstanding (unlimited number of shares of beneficial interest authorized
without par value)	509,536
Net Assets Value, Offering and Redemption Price Per Share	$11.73
NET ASSET VALUE PER SHARE
Investor Class Shares
Net Assets	$32,511,129
Shares Outstanding (unlimited number of shares of beneficial interest authorized
without par value)	2,780,129
Net Assets Value, Offering and Redemption Price Per Share	$11.69
NET ASSET VALUE PER SHARE
Class A Shares
Net Assets	$1,153
Shares Outstanding (unlimited number of shares of beneficial interest authorized
without par value)	99
Net Assets Value, Offering and Redemption Price Per Share**	$11.67
Maximum Offering Price Per Share*	$12.38

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
6

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Operations
April 30, 2018 (unaudited)

INVESTMENT INCOME
Interest	$1,727
Total investment income.	1,727
EXPENSES
Investment management fees (Note 2)	142,705
12b-1 fees (Note 2)
Investor Class	40,662
Class A	2
Recordkeeping and administrative services (Note 2)	14,445
Accounting fees (Note 2)	14,208
Custody fees	3,595
Transfer agent fees (Note 2)	6,243
Professional fees	36,102
Filing and registration fees	2,581
Trustee fees	4,015
Compliance fees	3,974
Shareholder reports	10,750
Shareholder servicing
Institutional Class	3,330
Investor Class	28,088
Class A	3
Insurance	1,551
Exchange fee.	3,100
Other	15,236
Total expenses	330,590
Management fee waivers and reimbursed expenses (Note 2)	(109,166)
Net Expenses	221,424
Net investment income (loss)	(219,697)
REALIZED AND UNREALIZED GAIN (LOSS)0
Net realized gain (loss) on call options purchased.	3,906,272
Net realized gain (loss) on call options written	(1,677,856)
Net realized gain (loss) on options purchased and written.	2,228,416

Net increase (decrease) in unrealized appreciation (depreciation) on
call options purchased	(1,735,955)
Net increase (decrease) in unrealized appreciation (depreciation) on
call options written.	456,650
Net increase (decrease) in unrealized appreciation (depreciation) on options
purchased and written	(1,279,305)
Net realized and unrealized gain (loss)	949,111
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$729,414

See Notes to Financial Statements
7

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Statement of Changes in Net Assets

		Period
	Six months	December 21,
	ended	2016* to
	April 30, 2018	October 31,
	(unaudited)	2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(219,697)	$(330,724)
Net realized gain (loss) on options purchased and written	2,228,416	145,367
Net increase (decrease) in unrealized appreciation (depreciation) of
options purchased and options written	(1,279,305)	3,622,648
Increase (decrease) in net assets from operations	729,414	3,437,291
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	2,235,800	7,787,822
Investor Class	3,057,191	31,342,316
Class A	—	3,356
Shares redeemed
Institutional Class	(1,538,192)	(3,120,997)
Investor Class	(4,153,441)	(1,287,016)
Class A	—	(2,418)
Increase (decrease) in net assets from capital stock transactions	(398,642)	34,723,063
NET ASSETS
Increase (decrease) during period	330,772	38,160,354
Beginning of period	38,160,354	—
End of period**	$38,491,126	$38,160,354

** Includes accumulated undistributed net investment income (loss) of:	$(405,054)	$(185,357)

*	Inception date.

See Notes to Financial Statements
8

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
			Period
	Six months		December 21,
	ended		2016* to
	April 30, 2018		October 31,
	(unaudited)		2017
Net asset value, beginning of period	$11.50		$10.00

Investment activities
Net investment income (loss)(1)	(0.05)		(0.11)
Net realized and unrealized gain (loss) on investments	0.28		1.61
Total from investment activities	0.23		1.50

Net asset value, end of period	$11.73		$11.50

Total Return	2.00	%***	15.00	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.49	%**	1.69	%**
Expenses, net of waiver (Note 2)	0.95	%**	1.13	%**
Net investment income (loss)	(0.94	%)**	(1.13	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$5,979		$5,164

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
9

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class
			Period
	Six months		January 31,
	ended		2017* to
	April 30, 2018		October 31,
	(unaudited)		2017
Net asset value, beginning of period	$11.47		$10.12

Investment activities
Net investment income (loss)(1)	(0.07)		(0.11)
Net realized and unrealized gain (loss) on investments	0.29		1.46
Total from investment activities	0.22		1.35

Net asset value, end of period	$11.69		$11.47

Total Return	1.92	%***	13.34	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.78	%**	1.79	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.36	%**
Net investment income (loss)	(1.19	%)**	(1.36	%)**
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$32,511		$32,995

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
10

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class A
			Period
	Six months		January 31,
	ended		2017* to
	April 30, 2018		October 31,
	(unaudited)		2017
Net asset value, beginning of period	$11.46		$10.12

Investment activities
Net investment income (loss)(1)	(0.07)		(0.11)
Net realized and unrealized gain (loss) on investments	0.28		1.45
Total from investment activities	0.21		1.34

Net asset value, end of period	$11.67		$11.46

Total Return	1.83	%***	13.24	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.89	%**	2.36	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.39	%**
Net investment income (loss)	(1.20	%)**	(1.39	%) **
Portfolio turnover rate(2)	0.00	%***	0.00	%***
Net assets, end of period (000’s)	$1		$1

(1)	Per share amounts calculated using the average number of shares outstanding during the period.
(2)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
11

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The Cboe Vest S&P 500® Enhanced Growth Strategy Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was December 21, 2016.
The investment objective is to track, before fees and expenses, the performance of the Cboe® S&P 500® Enhanced Growth Index Balanced Series (the “SPEN Index”).
In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair
12

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
The methodology for the Fund was created by the Chicago Board Options Exchange (“Cboe”), the majority owner of the Adviser. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of an “Enhanced Growth” options strategy. An Enhanced Growth options strategy is a type of “target outcome” strategy. A target outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Growth options strategy is an investment in a portfolio of options linked to an underlying asset that, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that, over a period of approximately one year, provides two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, while providing one-to-one exposure to any losses from price depreciation.
FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The
13

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Call Options	$—	$40,805,512	$—	$40,805,512
Liabilities
Call Options written	$—	$(1,607,187)	$—	$(1,607,187)

Refer to the Fund’s Schedules of Investments and Options Written for a listing of the securities by security type.
There were no transfers into or out of any levels during the six months ended April 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended April 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
14

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended April 30, 2018, there were no such reclassifications.
15

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At April 30, 2018, there were no Class C or Class Y Shares outstanding.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Asset Derivatives*
Purchased Options – Call	$40,805,512

16

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Derivative	Fair Value Liability Derivatives**
Written Options – Call	$(1,607,187)

*	Statement of Assets and Liabilities location: Investments at fair value
**	Statement of Assets and Liabilities location: Options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2018 is as follows:

Change in
Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$3,906,272	$(1,735,955)
Written Options – Call	(1,677,856)	456,650

*	Statement of Operations location: Net realized gain (loss) on call options purchased, and call options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased, and call options written, respectively.

The previously disclosed derivative instruments outstanding as of April 30, 2018, and their effect on the Statement of Operations for the six months ended April 30, 2018, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months:

Average monthly notional value of:
Purchased Options	$76,637,647
Written Options	$(76,637,647)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the
17

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to
18

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Cboe VestSM Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six months ended April 30, 2018, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$142,705	$109,166	$—

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.75%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of April 30, 2018, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2020	2021	Total
$110,466	$109,166	$219,632

19

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

First Dominion Capital Corp. ("FDCC") acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended April 30, 2018, FDCC received no underwriting fees.
The Board has adopted a Distribution and Service Plans for the Fund’s Investor Class, Class A and Class C Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan on behalf of its Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plans are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however,
20

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

Class	Type	Fees
Institutional	Shareholder servicing	$3,330
Investor	12b-1	40,662
Investor	Shareholder servicing	28,088
A	12b-1	2
A	Shareholder servicing	3

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended April 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting
$14,445	$6,243	$14,208

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the six months ended April 30, 2018, were as follows:

Purchases	Sales
$34,948,523	$36,305,073

The above amounts do not include the following:

Premiums	Written
from Options	Options
Written	Bought Back
$3,144,067	$4,761,185

21

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund plans to make distributions at least annually.
There were no distributions paid during the six months ended April 30, 2018.
As of April 30, 2018, the components of distributable earnings on a tax basis were as follows:

Six months
ended
April 30, 2018
(unaudited)
Accumulated undistributed net investment income (loss)	$(405,054)
Accumulated net realized gain (loss) on investments and options written	2,228,416
Net unrealized appreciation (depreciation) on investments and options written	2,343,343
$4,166,705

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$38,553,955	$2,477,699	$(226,142)	$2,251,557

22

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 5 – Capital Stock Transactions
Capital stock transactions were:

	Six months ended April 30, 2018 (unaudited)
	Institutional	Investor	A
	Class Shares	Class Shares	Class Shares
Shares Sold	190,558	258,975	—
Shares Redeemed	(130,141)	(354,604)	—
	60,417	(95,629)	—

	Period
	December 21, 2016	January 31, 2017	January 31, 2017
	to October 31,	to October 31,	to October 31,
	2017	2017	2017
	Institutional	Investor	A
	Class Shares	Class Shares	Class Shares
Shares Sold	737,018	2,992,915	321
Shares Redeemed	(287,899)	(117,157)	(222)
	449,119	2,875,758	99

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
23

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
ADVISORY AGREEMENT RENEWAL
Pursuant to the Investment Advisory Agreements (the “Advisory Agreement”) between the Advisor and the Trust regarding the Cboe Vest Defined Distribution Strategy Fund, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund, (collectively, the “Cboe Vest Funds”), the Advisor supervises the investments of the Funds. (The financial information for each Cboe Vest Fund is provided in separate shareholder reports, but the renewal of the Advisory Agreement applies to each Cboe Vest Fund.)
At a quarterly meeting of the Board that was held on Tuesday, February 20, 2018, the Trustees, including a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any party to any of the Advisory Agreement (the “Independent Trustees”), unanimously approved the renewal of the Advisory Agreement for another one-year term.
Legal Counsel to the Trust reviewed with the Board its fiduciary duties and responsibilities in reviewing and approving the renewal of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that they should consider in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors for each Fund: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Cboe Vest
24

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

Funds; (iii) the costs of the services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds; (iv) the extent to which economies of scale would be realized if the Cboe Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cboe Vest Funds’ investors; and (v) the Advisor’s practices regarding possible conflicts of interest.
In assessing these factors and reaching its decisions, the Board considered information furnished to it by the Advisor and the Trust’s management throughout the year at regular Board meetings, as well as information specifically prepared for or presented during the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to the Cboe Vest Funds and their shareholders; (ii) presentations by the Advisor’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Cboe Vest Funds; (iii) disclosure information contained in the registration statement of the Trust and the investment descriptions of the Cboe Vest Funds, and the Advisor’s Form ADV; (iv) the investment performance of the Cboe Vest Funds; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to the Cboe Vest Funds, information on investment advice, performance, summaries of expenses for the Cboe Vest Funds, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cboe Vest Funds; (iii) the anticipated effect of size on the Cboe Vest Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Trust and the Cboe Vest Funds. The Board also considered the affiliations of the Advisor and the potential compliance issues that could arise from those affiliations – as had been noted at previous meetings, the Board noted that the Advisor had taken measures to ensure that any arrangements potentially involving the Cboe Vest Funds and affiliates of the Advisor would be conducted in accordance with applicable rules, regulations, statutes and SEC staff interpretations governing such relationships.
25

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

The Board did not identify any information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:
The nature, extent, and quality of the services provided by the Advisor.
In this regard, the Board considered the responsibilities of the Advisor under the Advisory Agreement. The Board reviewed the services provided by the Advisor to the Cboe Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Cboe Vest Funds’ investment objectives and limitations; the coordination of services for the Cboe Vest Funds among the service providers, and the efforts of the Advisor to promote the Cboe Vest Funds and grow assets. The Board considered: Cboe Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. The Board also considered the financial condition of the Advisor and its affiliates. The Board considered the measures that the Advisor had put in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of the Advisor. After reviewing the preceding and further information from the Advisor, the Board concluded that the quality, extent, and nature of the services to be provided by Cboe Vest were satisfactory and adequate for the Cboe Vest Funds.
Investment Performance of the Cboe Vest Funds.
In this regard, the Board noted that the Cboe Vest Funds do not have a long performance history, and peers for each of the Cboe Vest Funds were selected from Morningstar’s option-based category that is a “catch-all” for any funds that use options as a core part of their strategy (the “Peer Group”). Regarding the Cboe Vest Defined Distribution Strategy Fund, the Peer Group included peers that have an objective to generate premium income. The Trustees noted that for the 1-year period ended December 31, 2017, the Cboe Vest Defined Distribution Strategy Fund lagged its Peer Group median and its benchmark index and the Board considered the changes made to the Cboe Vest Defined Distribution Strategy Fund’s investment strategies by Cboe Vest to address the underperformance. Regarding the Cboe Vest S&P 500® Buffer Protect Strategy Fund and the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, the Trustees considered that both
26

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

Funds were placed in the same Peer Group, which consisted of funds seeking to generate equity returns with lower volatility or with some degree of protection against downside losses. The Trustees noted that these two Funds are master funds with sub-funds (or monthly funds) that are based on underlying index monthly series. It was noted that the monthly funds had not begun operations. The Board noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Buffer Protect Strategy Fund outperformed its Peer Group median but lagged its benchmark index. The Trustees further noted that for the one-year period ended December 31, 2017, the Cboe Vest S&P 500® Enhanced Growth Strategy Fund outperformed its Peer Group median and the performance of its benchmark index. The Trustees also noted that Cboe Vest’s managed account investments are specific to each customer and that, given the high degree of customization, the performance of these strategies is not relevant to the performance of the Cboe Vest Funds. Based on the preceding, the Board concluded that the investment performance information presented for the Cboe Vest Funds was satisfactory.
The costs of services provided and profits realized by the Advisor from its relationship with the Cboe Vest Funds.
In this regard, the Board considered the Advisor’s staffing, personnel, and methods of operating; the financial condition and profitability, the level of commitment to the Cboe Vest Funds by the Advisor’s principals and affiliate, and the potential benefits for the Advisor in managing the Cboe Vest Funds. The Board compared the fees and expenses of the Cboe Vest Funds (including the advisory fee) to other funds with comparable strategy, size and structure, and investments, among other factors. The Board considered the expense limitation arrangements in place for each of the Cboe Vest Funds, and that Cboe Vest agreed to lower the expense cap on the Cboe Vest S&P 500® Enhanced Growth Strategy Fund, and the Cboe Vest S&P 500® Buffer Protect Strategy Fund from 1.25% to 0.95% through February 28, 2019. The Board noted that the Cboe Vest Defined Distribution Strategy Fund’s net expenses and net management fee were both equal to the Peer Group median and that the gross advisory fee for the Fund was 0.24% below the Peer Group median. The Board noted the net expenses for the Cboe Vest S&P 500® Buffer Protect Strategy Fund are less than the Peer Group median, and the gross and net advisory fees are significantly lower than the Peer Group median. The Board noted that the net expenses and the gross and net advisory fees for the Cboe Vest S&P 500® Enhanced Growth Strategy Fund were below the Peer Group median. Following these comparisons and upon further consideration and discussion of
27

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

the preceding, the Board concluded that the fees to be paid to the Advisor were fair and reasonable.
The extent to which economies of scale would be realized as the Cboe Vest Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cboe Vest Funds’ investors.
In this regard, the Board considered the Cboe Vest Funds’ fee arrangements with Cboe Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place for each Cboe Vest Fund’s management fees. The Trustees also noted that the Cboe Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than the Advisor. The Board also considered the expense caps in place for the Cboe Vest Funds from which shareholders will immediately benefit. Following further discussion of the Cboe Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Cboe Vest Funds’ fee arrangement with Cboe Vest was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cboe Vest Funds’ shareholders.
Possible conflicts of interest and other benefits.
In this regard, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Cboe Vest Funds; the basis of decisions to buy or sell securities for the Cboe Vest Funds; the method for bunching of portfolio securities transactions; the substance and administration of Cboe Vest’s Code of Ethics and other relevant policies described in the Advisor’s Form ADV. The Board noted that the Advisor might benefit by being able to direct smaller accounts into the Cboe Vest Funds. The Board also considered conflicts of interests associated with the parent affiliate of the Advisor especially considering the nature of the Cboe Vest Funds. The Board noted that it was possible that the Cboe Vest Funds could receive certain other services from the Advisor and its affiliates, including having an affiliate that provides pricing services and, to the extent consistent with applicable laws, rules, regulations, and interpretations thereof (collectively, the “Laws”), the Cboe Vest Funds could engage in transactions in securities that trade on Cboe exchanges (it was noted that trading on Cboe exchanges was not permissible at this time). The Board considered the procedures that the Advisor had put in place and planned on putting in place to
28

Supplemental Information World Funds Trust (The “Trust”)
April 30, 2018 (unaudited) — (Continued)

ensure that any arrangements for services to the Cboe Vest Funds from affiliates of the Advisor would comply with the Laws. It was noted that the Advisor might receive certain “soft dollar” benefits but does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by the Advisor from managing the Cboe Vest Funds were satisfactory.
Based upon all the preceding considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for the Funds for an additional one-year period.
29

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchases of Class A shares or redemption fees on certain redemptions made within 30 days of purchase of Investor Class and Class A shares and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest S&P 500 Enhanced Growth Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2017, and held for the six months ended April 30, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
30

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
Fund Expenses (unaudited) — (Continued)

				Expenses Paid
	Beginning	Ending		During the
	Account	Account	Annualized	Six Months
	Value	Value	Expense	Ended*
	(11/1/17)	(4/30/18)	Ratio	4/30/2018
Institutional Class Actual	$1,000.00	$1,020.00	0.95%	$4.76
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,019.18	1.20%	$6.01
Investor Class Hypothetical	$1,000.00	$1,019.00	1.20%	$6.01
A Class Actual	$1,000.00	$1,018.32	1.20%	$6.01
A Class Hypothetical	$1,000.00	$1,019.00	1.20%	$6.01

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses.

31

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2018 and are subject to change at any time.
32

Investment Adviser:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)

33

The Cboe Vest Family of Funds

For the six months ended April 30, 2018 (unaudited)

Semi-Annual Report to Shareholders

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND

April 30, 2018

1

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2018 (unaudited

2

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of April 30, 2018 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS(1) – 99.52%
BEVERAGES – 3.75%
Brown-Forman Corp.- Class B	4,869	$272,859
The Coca-Cola Co.	6,092	263,235
		536,094
CONSUMER DISCRETIONARY – 11.31%
Genuine Parts Co.	3,017	266,461
Leggett & Platt, Inc.	6,241	253,073
Lowe's Companies, Inc.	3,176	261,798
McDonald's Corp.	1,685	282,136
Target Corp.	3,776	274,138
VF Corp.	3,430	277,384
		1,614,990
ENERGY – 3.73%
Chevron Corp.	2,168	271,238
Exxon Mobil Corp.	3,367	261,784
		533,022
FINANCIAL – 9.32%
AFLAC, Inc.	5,914	269,501
Cincinnati Financial Corp.	3,538	248,863
Franklin Resources, Inc.	7,964	267,909
S&P Global, Inc.	1,395	263,097
T. Rowe Price Group Inc.	2,467	280,794
		1,330,164
FOOD & STAPLE RETAILING – 13.31%
Archer-Daniels-Midland Co.	5,890	267,288
Hormel Foods Corp.	7,490	271,512
McCormick & Company, Inc.	2,582	272,169
SYSCO Corp.	4,368	273,175
The Procter & Gamble Co.	3,670	265,488
Walgreens Boots Alliance, Inc.	4,147	275,568
Wal-Mart Stores, Inc.	3,112	275,288
		1,900,488

See Notes to Financial Statements
3

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value

HEALTH CARE – 11.35%
Abbott Laboratories	4,553	$264,666
AbbVie Inc.	2,876	277,678
Becton Dickinson and Co.	1,150	266,650
Cardinal Health, Inc.	4,306	276,316
Johnson & Johnson	2,112	267,147
Medtronic, PLC	3,348	268,275
		1,620,732
HOUSEHOLD PRODUCTS – 7.58%
Colgate-Palmolive Co.	4,037	263,333
The Clorox Co.	2,334	273,545
Kimberly-Clark Corp.	2,719	281,525
PepsiCo, Inc.	2,612	263,655
		1,082,058
INDUSTRIAL – 19.63%
3M Co.	1,241	241,238
A.O.Smith Corp.	4,128	253,253
Cintas Corp.	1,548	263,624
Dover Corp.	2,817	261,136
Emerson Electric Co.	3,833	254,550
General Dynamics Corp.	1,186	238,754
Illinois Tool Works Inc.	1,711	242,996
Pentair PLC	3,903	262,594
Roper Technologies, Inc.	967	255,472
Stanley Black & Decker, Inc.	1,881	266,331
W.W. Grainger, Inc.	937	263,624
		2,803,572
INFORMATION TECHNOLOGY – 1.89%
Automatic Data Processing	2,288	270,167
MATERIALS – 11.00%
Air Products & Chemicals, Inc.	1,613	261,774
Ecolab Inc.	1,796	260,007
Nucor Corp.	4,261	262,563
Praxair, Inc	1,782	271,791
PPG Industries, Inc.	2,461	260,571
Sherwin-Williams Co.	691	254,053
		1,570,759

See Notes to Financial Statements
4

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value

REAL ESTATE – 1.95%
Federal Realty Investment Trust	2,402	$278,272
TELECOMMUNICATION SERVICES – 1.76%
AT&T Inc.	7,679	251,103
UTILITIES – 1.94%
Consolidated Edison, Inc.	3,448	276,288
TOTAL COMMON STOCKS – 98.52%		14,067,709
(Cost: $13,934,821)
MONEY MARKET FUNDS – 0.75%
Federated Treasury Obligations Fund, 1.57% (A)	106,605	$106,605
(Cost: $106,605)
TOTAL INVESTMENTS – 99.27%
(Cost: $14,041,426)		14,174,314
Other assets, net of liabilities – 0.73%		104,280
NET ASSETS – 100.00%		$14,278,594

(1)	All or a portion of these securities are held at collateral for written options.
(A)	Effective 7 day yield as of April 30, 2018

See Notes to Financial Statements
5

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

CALL OPTIONS WRITTEN – (0.04)%
AbbVie Inc.	2	$ 19,310	$ 98.50	5/1/18	$ (130)
Archer-Daniels-Midland Co.	4	18,152	46.00	5/1/18	(268)
Automatic Data Processing	1	11,808	120.00	5/1/18	(150)
AFLAC, Inc.	4	18,228	46.00	5/1/18	(82)
Cardinal Health, Inc.	2	12,834	66.00	5/1/18	(170)
Colgate-Palmolive Co.	2	13,046	66.50	5/1/18	(20)
The Clorox Co.	1	11,720	118.00	5/1/18	(185)
Chevron Corp	1	12,511	122.00	5/1/18	(53)
Ecolab Inc.	1	14,477	147.00	5/1/18	(101)
Consolidated Edison, Inc.	2	16,026	80.50	5/1/18	(135)
Emerson Electric Co.	2	13,282	68.00	5/1/18	(124)
General Dynamics	1	20,131	202.50	5/1/18	(185)
Genuine Parts, Co.	2	17,664	91.00	5/1/18	(30)
Hormel Foods Corp.	5	18,125	36.50	5/1/18	(125)
Illinois Tool Works Inc.	1	14,202	143.00	5/1/18	(118)
Johnson & Johnson	1	12,649	128.00	5/1/18	(74)
Kimberly-Clark	1	10,354	104.00	5/1/18	(97)
The Coca-Cola Co.	4	17,284	43.50	5/1/18	(64)
Lowes Cos. Inc.	2	16,486	84.00	5/1/18	(86)
McDonalds Corp.	1	16,744	157.50	5/1/18	(970)
Medtronic PLC	2	16,026	81.50	5/1/18	(64)
NuCor Corp.	3	18,486	62.00	5/1/18	(237)
PepsiCo Inc.	1	10,094	102.00	5/1/18	(35)
Procter & Gamble	2	14,468	73.00	5/1/18	(54)
PPG Inds. Inc.	2	21,176	108.00	5/1/18	(58)
S&P Global Inc.	1	18,860	187.50	5/1/18	(290)
Stanley Black & Decker, Inc.	1	14,159	145.00	5/1/18	(45)
Sysco Corp.	3	18,762	63.50	5/1/18	(105)
AT&T Inc.	5	16,350	33.00	5/1/18	(85)
Target Corp.	2	14,520	73.00	5/1/18	(144)
T. Rowe Price Group	2	22,764	114.00	5/1/18	(260)
VF Corp.	2	16,174	80.50	5/1/18	(440)
Walgreens Boots Alliance, Inc.	2	13,290	67.00	5/1/18	(96)
Walmart Inc.	2	17,692	87.50	5/1/18	(310)
Exxon Mobil Corp.	2	15,550	78.00	5/1/18	(140)
TOTAL CALL OPTIONS WRITTEN					(5,530)
(Premiums received: $6,501)
TOTAL OPTIONS WRITTEN – (0.04)%					$ (5,530)
(Premiums received: $6,501)

See Notes to Financial Statements
6

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(5,530)	$—	$(5,530)	$5,530	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
7

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Assets and Liabilities
April 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $14,041,426) (Note 1)	$14,174,314
Cash	1,689
Receivable for securities sold	726,349
Receivable for capital stock sold	21,657
Dividends and interest receivable	21,163
Receivable from investment manager	9,375
Prepaid expenses	77,883
TOTAL ASSETS	15,032,430
LIABILITIES
Call options written at fair value (premiums received $6,501)	5,530
Payable for capital stock purchased	304,288
Payable for securities purchased	443,738
Other accrued expenses	280
TOTAL LIABILITIES	753,836
NET ASSETS	$14,278,594
Net Assets Consist of:
Paid-in-capital	$14,447,388
Accumulated net investment income (loss)	19,327
Accumulated net realized gain (loss) on investments	(321,980)
Net unrealized appreciation (depreciation) of investments	133,859
Net Assets	$14,278,594
NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$10,651,583
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	1,037,462
Net Assets Value, Offering and Redemption Price Per Share	$10.27
Investor Class Shares
Net Assets	$1,172,526
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	114,430
Net Assets Value, Offering and Redemption Price Per Share**	$10.25
Class A Shares
Net Assets	$1,957,389
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	190,782
Net Assets Value, Offering and Redemption Price Per Share**	$10.26
Maximum Offering Price Per Share*	$10.89
Class C Shares
Net Assets	$497,096
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	48,541
Net Assets Value, Offering and Redemption Price Per Share**	$10.24

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
8

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Operations
Six months ended April 30, 2018 (unaudited)

INVESTMENT INCOME
Dividend	$166,203
Interest short term	1,489
Total investment income	167,692
EXPENSES
Investment management fees (Note 2)	45,466
12b-1 fees (Note 2)
Investor Class	1,085
Class A	2,039
Class C	2,198
Recordkeeping and administrative services (Note 2)	6,139
Accounting fees (Note 2)	4,610
Custody fees	16,146
Transfer agent fees (Note 2)	4,207
Professional fees	17,822
Filing and registration fees	4,308
Trustee fees	921
Compliance fees	2,603
Shareholder reports	9,243
Shareholder servicing (Note 2)
Institutional Class	3,398
Investor Class	651
Class A	466
Class C	52
Exchange fee	3,100
Other	3,208
Total expenses	127,662
Management fee waivers and reimbursed expenses (Note 2)	(64,749)
Net Expenses	62,913
Net investment income (loss)	104,779
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(257,044)
Net realized gain (loss) on call options written	76,837
Net realized gain (loss) on investments and options written	(180,207)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	59,367
Net increase (decrease) in unrealized appreciation (depreciation) on
call options written	518
Net increase (decrease) in unrealized appreciation (depreciation) on
investments and options written	59,885
Net realized and unrealized gain (loss)	(120,322)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(15,543)

See Notes to Financial Statements
9

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Statement of Changes in Net Assets

	Six-months ended	Period
	April 30, 2018	September 11, 2017*
	(unaudited)	to October 31, 2017
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$104,779	$8,332
Net realized gain (loss) on investments
and options written	(180,207)	33,522
Net increase (decrease) in unrealized appreciation
(depreciation) of investments, options
purchased and written	59,885	73,974
Increase (decrease) in net assets from operations	(15,543)	115,828
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(93,784)	—
Net realized gain	(175,295)	—
Decrease in net assets from distributions	(269,079)	—
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	5,762,721	10,521,458
Investor Class	1,042,695	197,300
Class A	1,146,306	824,625
Class C	260,239	239,260
Distributions reinvested
Institutional Class	205,356
Investor Class	18,563
Class A	35,641
Class C	8,422
Shares redeemed
Institutional Class	(683,987)	(5,057,705)
Investor Class	(53,001)	—
Class A	(20,062)	—
Class C	(443)	—
Increase (decrease) in net assets from
capital stock transactions	7,722,450	6,724,938
NET ASSETS
Increase (decrease) during period	7,437,828	6,840,766
Beginning of period	6,840,766	—
End of period**	$14,278,594	$6,840,766
**Includes undistributed net investment income (loss) of:	$19,327	$8,332

*	Inception date.

See Notes to Financial Statements
10

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Six-months ended		Period
	April 30, 2018		September 11, 2017*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$10.25		$10.00

Investment activities
Net investment income (loss)(1)	0.10		0.01
Net realized and unrealized gain (loss)
on investments(2)	0.15		0.24
Total from investment activities	0.25		0.25

Distributions
Net investment income	(0.08)		—
Net realized gain	(0.15)		—
Total distributions	(0.23)		—

Net asset value, end of period	$10.27		$10.25

Total Return	2.39	%***	2.50	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.03	%**	2.89	%**
Expenses, net of waiver (Note 2)	0.95	%**	0.95	%**
Net investment income (loss)	1.81	%**	1.11	%**
Portfolio turnover rate	94.78	%***	9.77	%***
Net assets, end of period (000's)	$10,652		$5,572

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
11

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class
	Six-months ended		Period
	April 30, 2018		September 11, 2017*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$10.23		$10.00

Investment activities
Net investment income (loss)(1)	0.10		0.01
Net realized and unrealized gain (loss)
on investments(2)	0.14		0.22
Total from investment activities	0.24		0.23

Distributions
Net investment income	(0.07)		—
Net realized gain	(0.15)		—
Total distributions	(0.22)		—

Net asset value, end of period	$10.25		$10.23

Total Return	2.27	%***	2.30	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.22	%**	2.69	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20	%**
Net investment income (loss)	1.55	%**	0.78	%**
Portfolio turnover rate	94.78	%***	9.77	%***
Net assets, end of period (000's)	$1,173		$197

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
12

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class A
	Six-months ended		Period
	April 30, 2018		September 11, 2017*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$10.24		$10.00

Investment activities
Net investment income (loss)(1)	0.08		0.01
Net realized and unrealized gain (loss)
on investments(2)	0.16		0.23
Total from investment activities	0.24		0.24

Distributions
Net investment income	(0.07)		—
Net realized gain	(0.15)		—
Total distributions	(0.22)		—

Net asset value, end of period	$10.26		$10.24

Total Return	2.29	%***	2.40	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.26	%**	2.97	%**
Expenses, net of waiver (Note 2)	1.20	%**	1.20	%**
Net investment income (loss)	1.59	%**	0.88	%**
Portfolio turnover rate	94.78	%***	9.77	%***
Net assets, end of period (000's)	$1,957		$833

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
13

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class C
	Six-months ended		Period
	April 30, 2018		September 11, 2017*
	(unaudited)		to October 31, 2017
Net asset value, beginning of period	$10.23		$10.00

Investment activities
Net investment income (loss)(1)	0.04		—
Net realized and unrealized gain (loss)
on investments(2)	0.16		0.23
Total from investment activities	0.20		0.23

Distributions
Net investment income	(0.04)		—
Net realized gain	(0.15)		—
Total distributions	(0.19)		—

Net asset value, end of period	$10.24		$10.23

Total Return	1.91	%***	2.30	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.97	%**	2.23	%**
Expenses, net of waiver (Note 2)	1.95	%**	1.95	%**
Net investment income (loss)	0.83	%**	(0.27	%)**
Portfolio turnover rate	94.78	%***	9.77	%***
Net assets, end of period (000's)	$497		$238

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

*	Inception date.
**	Annualized.
***	Not annualized.

See Notes to Financial Statements
14

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was September 11, 2017.
The investment objective is to seek to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Index”).
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
15

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The methodology for the Fund was created by the Chicago Board Options Exchange (“Cboe”), a majority owner of the Adviser.
FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
16

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Common Stocks	$14,067,709	$—	$—	$14,067,709
Money Market Funds	106,605	—	—	106,605
	$14,174,314	$—	$—	$14,174,314
Liabilities
Put Options Written	$—	$(5,530)	$—	$(5,530)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.
There were no transfers into or out of any levels during the six-months ended April 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period ended April 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
17

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six-months ended April 30, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase. At April 30, 2018 there were no Class Y Shares outstanding.
18

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Derivative	Fair Value Liability Derivatives
Written Options – Call	$(5,530	)*

*	Statement of Assets and Liabilities location: Call options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended April 30, 2018 is as follows:

Change in
Unrealized Appreciation
	Realized Gain (Loss)	(Depreciation) on
	On Derivatives Recognized	Derivatives Recognized
Derivative	in Income*	in Income**
Written Options – Call	$ 76,837	$ 518

*	Statement of Assets and Liabilities location: Call options written at fair value
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options written.

19

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The previously disclosed derivative instruments outstanding as of April 30, 2018, and their effect on the Statement of Operations for the six-months ended April 30, 2018, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the year:

Average monthly notional value of:
Written Options	$(674,174)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”),
20

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)
the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Cboe VestSM Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the six-months ended April 30, 2018, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$45,466	$45,466	$19,283

21

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)
The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements as of April 30, 2018 and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates
2020	2021	Total
$14,789	$64,749	$79,538

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan with respect to its Investor, Institutional, Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily
22

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)
net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the six-months ended April 30, 2018, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder servicing	$ 3,398
Investor	12b-1	1,085
Investor	Shareholder servicing	651
A	12b-1	2,039
A	Shareholder servicing	466
C	12b-1	2,198
C	Shareholder servicing	52

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six-months ended April 30, 2018, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six-months ended April 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting
$6,139	$4,207	$4,610

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the six-months ended April 30, 2018, were as follows:

Purchases	Sales
$18,763,611	$11,131,430

23

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The above amounts do not include the following:

Premiums from	Options
Options Written	Bought Back
$ 180,082	$ —

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make monthly distributions.
The tax character of distributions for the period September 11, 2017 to October 31, 2017 and for the six-months ended April 30, 2018 were as follows:

	Six months ended	Period
	April 30, 2018	September 11, 2017 to
	(unaudited)	October 31, 2017
Ordinary Income	$269,079	$—

As of April 30, 2018, the components of distributable earnings on a tax basis were as follows:

	Six months ended	Period
	April 30, 2018	September 11, 2017 to
	(unaudited)	October 31, 2017
Accumulated net investment
income (loss)	$19,327	$74,822
Other accumulated gain (loss)	—	(29,879)
Accumulated net realized
gain (loss)	(321,980)	—
Net unrealized appreciation
(depreciation)	133,859	70,885
	$(168,794)	$115,828

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation
$14,041,426	$633,720	$(500,832)	$132,888

24

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 5 – Capital Stock Transactions

Capital stock transactions were:

	Six months ending April 30, 2018 (unaudited)
	Institutional Class	Investor Class	Class A	Class C
Shares Sold	538,688	98,485	107,903	24,485
Shares reinvested	19,790	1,790	3,438	812
Shares redeemed	(64,890)	(5,070)	(1,945)	(43)
Net increase (decrease)	493,588	95,205	109,396	25,254

	Period September 11, 2017 to October 31, 2017
	Institutional Class	Investor Class	Class A	Class C
Shares Sold	1,043,874	19,225	81,386	23,287
Shares redeemed	(500,000)	—	—	—
Net increase (decrease)	543,874	19,225	81,386	23,287

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.
25

Supplemental Information
World Funds Trust (The “Trust”)
April 30, 2018 (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
26

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Cboe Vest S&P 500® Dividend Aristocrats Target Income Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2017, and held for the period ended April 30, 2018.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
27

Cboe VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Fund Expenses (unaudited) — (Continued)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	Ended
	(11/1/17)	(4/30/18)	Ratio	4/30/18
Institutional Class Actual	$1,000.00	$1,023.90	0.95%	$4.77
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.76
Investor Class Actual	$1,000.00	$1,022.67	1.20%	$6.02
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class A Actual	$1,000.00	$1,022.93	1.20%	$6.02
Class A Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.01
Class C Actual	$1,000.00	$1,019.15	1.95%	$9.76
Class C Hypothetical**	$1,000.00	$1,015.25	1.95%	$9.74

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

28

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2018 and are subject to change at any time.
29

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31

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32

Investment Advisor:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus ™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
33

Cboe® VEST

The Cboe Vest Family of Funds

Semi-Annual Report to Shareholders

Cboe Vest S&P 500® Enhance and Buffer Fund

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND

April 30, 2018

1

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Holdings by Type as Percentage of Net Assets
As of April 30, 2018 (unaudited)

15.0%
0.0%
-15.0%
Percentage of Net Assets
Money Market
Call Options Purchased
Put Options Purchased
Call Options Written
Put Options Written
Type of Holding

2

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Schedule of Investments
As of April 30, 2018 (unaudited)

					Fair
				Shares	Value
MONEY MARKET FUND — 0.63%
Federated Treasury Obligations Fund 1.57%*				17,718	$ 17,718
(Cost: $17,718)
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
PURCHASED OPTIONS — 9.57%
CALL OPTIONS — 7.96%
SPDR S&P 500 ETF Trust	107	$ 2,830,257	$ 265.00	6/1/18	46,652
SPDR S&P 500 ETF Trust	107	2,830,257	265.00	3/29/19	175,694
TOTAL CALL OPTIONS PURCHASED — 7.96%					222,346
(Cost: $222,536)
PUT OPTIONS — 1.61%
SPDR S&P 500 ETF Trust	107	$ 2,830,257	$ 265.00	6/1/18	44,191
SPDR S&P 500 ETF Trust	214	5,660,514	145.00	6/1/18	642
TOTAL PUT OPTIONS PURCHASED — 1.61%					44,833
(Cost: $45,118)
TOTAL PURCHASED OPTIONS — 9.57%					267,179
(Cost: $267,654)
TOTAL INVESTMENTS — 10.20%
(Cost: $285,372)					284,897
Other assets, net of liabilities — 89.80%.					2,506,849
NET ASSETS — 100.00%					$ 2,791,746

OPTIONS WRITTEN — (8.01)%
CALL OPTIONS — (0.91)%
SPDR S&P 500 ETF Trust	214	$(5,660,514)	$ 272.00	6/1/18	$ (25,389)
TOTAL CALL OPTIONS WRITTEN — (0.91)%					(25,389)
(Premiums received $25,198)
PUT OPTIONS — (7.10)%
SPDR S&P 500 ETF Trust	214	$(5,660,514)	$ 255.50	6/1/18	(33,170)
SPDR S&P 500 ETF Trust	107	(2,830,257)	265.00	3/29/19	(165,101)
TOTAL PUT OPTIONS WRITTEN — (7.10)%					(198,271)
(Premiums received $197,982)
TOTAL OPTIONS WRITTEN — (8.01)%					$ (223,660)
(Premiums received $223,180)

*Effective 7 day yield as of April 30, 2018.

See Notes to Financial Statements
3

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Schedule of Investments
As of April 30, 2018 (unaudited) — (Continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of April 30, 2018:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	(Received)	Net
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Description
Written
Options	$(223,660)	$—	$(223,660)	$219,944	$3,716	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.
See Notes to Financial Statements
4

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Statement of Assets & Liabilities
April 30, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $285,372) (Note 1)	$284,897
Cash deposits with broker	3,716
Receivable for securities sold	3,200,495
Receivable for capital stock sold	800
Interest receivable	45
Receivable from investment manager	14,018
Prepaid expenses	1,647
TOTAL ASSETS	3,505,618
LIABILITIES
Call options written at fair value (premiums received $25,198)	25,389
Put options written at fair value (premiums received $197,982)	198,271
Payable for securities purchased	469,933
Accrued administration, fund accounting, and transfer agent fees	2,168
Other accrued expenses	18,111
TOTAL LIABILITIES	713,872
NET ASSETS	$2,791,746
Net Assets Consist of:
Paid-in-capital beneficial interest outstanding, unlimited shares authorized	2,819,302
Accumulated net investment income (loss)	(5,003)
Accumulated net realized gain (loss) on investments.	(21,598)
Net unrealized appreciation (depreciation) of investments	(955)
Net Assets	$2,791,746

See Notes to Financial Statements
5

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Statement of Assets & Liabilities
April 30, 2018 (unaudited) — (Continued)

NET ASSET VALUE PER SHARE
Institutional Class Shares
Net Assets	$217,894
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	20,853
Net Assets Value, Offering and Redemption Price Per Share	$10.45
Investor Class Shares
Net Assets	$47,431
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	4,528
Net Assets Value, Offering and Redemption Price Per Share**	$10.48
Class A Shares
Net Assets	$1,047
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	100
Net Assets Value, Offering and Redemption Price Per Share**	$10.47
Maximum Offering Price Per Share*	$11.11
Class C Shares
Net Assets	$1,044
Shares Outstanding (unlimited number of shares of beneficial interest
authorized without par value)	100
Net Assets Value, Offering and Redemption Price Per Share**	$10.44
Class Y Shares
Net Assets	$2,524,330
Shares Outstanding	240,096
Net Assets Value, Offering and Redemption Price Per Share	$10.51

*	Includes maximum offering price per share with sales charge of 5.75%
**	May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

See Notes to Financial Statements
6

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Statement of Operations
Period November 6, 2017* to April 30, 2018 (unaudited)

INVESTMENT INCOME
Interest	$134
Total investment income.	134
EXPENSES
Investment management fees (Note 2)	5,087
12b-1 fees (Note 2)
Investor Class	34
Class A	1
Class C	5
Recordkeeping and administrative services (Note 2)	4,717
Accounting fees (Note 2)	5,310
Custody fees	3,565
Transfer agent fees (Note 2)	3,174
Professional fees	6,869
Filing and registration fees	11,746
Trustee fees	221
Compliance fees	3,282
Shareholder reports	5,740
Shareholder servicing (Note 2)
Institutional Class	240
Investor Class	33
Class A	1
Class C	1
Insurance	2,274
Interest expense	78
Exchange fee.	3,500
Other	2,870
Total expenses	58,748
Management fee waivers and reimbursed expenses (Note 2)	(53,611)
Net Expenses	5,137
Net investment income (loss)	(5,003)
REALIZED GAIN (LOSS)
Net realized gain (loss) on investments	2,257
Net realized gain (loss) on call options purchased.	(402,502)
Net realized gain (loss) on put options purchased	116
Net realized gain (loss) on call options written	378,927
Net realized gain (loss) on put options written	(396)
Net realized gain (loss) on investments and options purchased and written	(21,598)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options purchased.	(190)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options purchased	(285)
Net increase (decrease) in unrealized appreciation (depreciation)
on call options written	(191)
Net increase (decrease) in unrealized appreciation (depreciation)
on put options written	(289)
Net increase (decrease) in unrealized appreciation (depreciation)
on options purchased and written.	(955)
Net realized and unrealized gain (loss)	(22,553)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(27,556)

*	Inception date

See Notes to Financial Statements
7

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Statement of Changes in Net Assets

Period
November 6,
2017* to
April 30, 2018
(unaudited)
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(5,003)
Net realized gain (loss) on investments and options purchased and written.	(21,598)
Net increase (decrease) in unrealized appreciation (depreciation) of investments,
options purchased and written	(955)
Increase (decrease) in net assets from operations.	(27,556)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	457,141
Investor Class	48,380
Class A	1,000
Class C	1,000
Class Y	2,616,964
Shares redeemed
Institutional Class	(256,000)
Investor Class	—
Class A	—
Class C	—
Class Y	(49,183)
Increase (decrease) in net assets from capital stock transactions	2,819,302
NET ASSETS
Increase (decrease) during period	2,791,746
Beginning of period	—
End of period**	$2,791,746
**Includes undistributed net investment income (loss) of:	$(5,003)

*	Inception date

See Notes to Financial Statements
8

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class
	Period
	November 6, 2017*
	to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.05)
Net realized and unrealized gain (loss) on investments(2)	0.50
Total from investment activities	0.45

Net asset value, end of period	$10.45

Total Return	4.50	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	32.77	%**
Expenses, net of waiver (Note 2)	0.95	%**
Net investment income (loss)	(0.95	%)**
Portfolio turnover rate(3)	0.00	%***
Net assets, end of period (000’s)	$218

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
9

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class
	Period
	November 6, 2017*
	to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.06)
Net realized and unrealized gain (loss) on investments(2)	0.54
Total from investment activities	0.48

Net asset value, end of period	$10.48

Total Return	4.80	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	10.61	%**
Expenses, net of waiver (Note 2)	1.20	%**
Net investment income (loss)	(1.19	%)**
Portfolio turnover rate(3)	0.00	%***
Net assets, end of period (000’s)	$47

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
10

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class A
	Period
	November 6, 2017*
	to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.06)
Net realized and unrealized gain (loss) on investments(2)	0.53
Total from investment activities	0.47

Net asset value, end of period	$10.47

Total Return	4.70	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	29.02	%**
Expenses, net of waiver (Note 2)	1.20	%**
Net investment income (loss)	(1.21	%)**
Portfolio turnover rate(3)	0.00	%***
Net assets, end of period (000’s)	$1

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
11

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class C
	Period
	November 6, 2017*
	to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.10)
Net realized and unrealized gain (loss) on investments(2)	0.54
Total from investment activities	0.44

Net asset value, end of period	$10.44

Total Return	4.40	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	29.90	%**
Expenses, net of waiver (Note 2)	1.95	%**
Net investment income (loss)	(1.95	%)**
Portfolio turnover rate(3)	0.00	%***
Net assets, end of period (000’s)	$1

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
12

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Class Y
	Period
	November 6, 2017*
	to April 30, 2018
	(unaudited)
Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.03)
Net realized and unrealized gain (loss) on investments(2)	0.54
Total from investment activities	0.51

Net asset value, end of period	$10.51

Total Return	5.10	%***

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	4.58	%**
Expenses, net of waiver (Note 2)	0.70	%**
Net investment income (loss)	(0.69	%)**
Portfolio turnover rate(3)	0.00	%***
Net assets, end of period (000’s)	$2,524

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Ratio is zero due to the Fund not having activity with any long-term securities during the period.
*	Inception date.
**	Annualized
***	Not annualized

See Notes to Financial Statements
13

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited)

Note 1 – Organization and Significant Accounting Policies
The Cboe Vest S&P 500® Enhance and Buffer Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund’s inception date was November 6, 2017.
The investment objective is to track the price and yield performance, before fees and expenses, of the Cboe S&P 500 ® Enhance and Buffer Index.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.
Security Valuation
The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined at such times.
14

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

The Cboe S&P 500® Enhance and Buffer Index methodology for the Fund was created by the Chicago Board Options Exchange (“Cboe”), the majority owner of the Adviser. The Fund is designed to measure the returns of a hypothetical portfolio of exchange traded FLexible EXchange® Options (“FLEX Options”) that reference the S&P 500® Index and are designed to track the returns of a “Enhanced Buffer Range Capture” options strategy that over a period of approximately one month seeks to provide, before net options premium paid or received, 2 times leveraged returns on appreciation of the S&P 500® Index up to a capped level of 5.0%, buffer protect against the first 3.5% of losses, and deliver 2 times enhanced returns on losses of more than 3.5%. The “Enhanced Buffer Range Capture Strategy” is a type of “Target Outcome” strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at inception of the strategy and held for a specific period of time. An Enhanced Buffer Range Capture strategy is an investment in a portfolio of options linked to an underlying asset (e.g., the S&P 500® Index) which, when bought at inception of the strategy and held to the expiration of the options, seeks to target returns that provide two-to-one enhanced returns on the price appreciation of the underlying asset up to a capped level, buffer protect against downside losses due to decline in the underlying asset in a pre-defined range, and two-to-one exposure to any losses from price depreciation in the underlying assets beyond the buffer range.
FLEX Options are valued by a pricing service which utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the option, implied volatility and the level of the underlying reference entity. FLEX Options are European-style options and can only be exercised on the expiration date.
The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.
When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be
15

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Assets	Prices	Inputs	Inputs	Total
Money Market Fund	$17,718	$—	$—	$17,718
Call Options Purchased	—	222,346		222,346
Put Options Purchased	—	B44,833	—	44,833
	$17,718	$267,179	$—	$284,897
Liabilities
Call Options Written	$—	$(25,389)	$—	$(25,389)
Put Options Written	—	(198,271)	—	(198,271)
	$—	$(223,660)	$—	$(223,660)

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type.
There were no transfers into or out of any levels during the period ended April 30, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period ended April 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
16

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate and deposits with brokers held as collateral for options written.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.
Reclassification of Capital Accounts
Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no
17

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

effect on net assets or net asset value per share. For the period ended April 30, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.
The Fund currently offers Class A, Class C, Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions made within 30 days of purchase.
Derivatives
The Fund utilizes derivatives to achieve its investment strategy. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund uses FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.
18

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Derivative	Fair Value Asset Derivatives
Purchased Options – Call	$222,346
Purchased Options – Put	44,833
	$267,179	*

Derivative	Fair Value Liability Derivatives
Written Options – Call	$(25,389	)**
Written Options – Put	(198,271	)***
	$(223,660)

*	Statement of Assets and Liabilities location: Investments at Fair Value
**	Statement of Assets and Liabilities location: Call options written at fair value
***	Statement of Assets and Liabilities location: Put options written at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended April 30, 2018 is as follows:

		Change in
		Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	On Derivatives	on Derivatives
	Recognized	Recognized
Derivative	in Income*	in Income**
Purchased Options – Call	$(402,502)	$(190)
Purchased Options – Put	116	(285)
Written Options – Call	378,927	(191)
Written Options – Put	(396)	(289)

*	Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The average monthly volume of activity for written options for the Fund during the period ended April 30, 2018 is as follows:

Average monthly notional value of:
Purchased Options	$5,694,601
Written Options	$(5,694,601)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the
19

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
The Fund uses FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Fund (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index. No one can predict whether implied volatility will rise or fall in the future.
Purchased option contracts – When a Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
20

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Written option contracts – When a Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchased or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Cboe VestSM Financial LLC (the “Adviser”), a Cboe® company, which is majority owned by Cboe® Vest LLC, a wholly owned subsidiary of Cboe® Holdings, Inc. is effectively controlled by Cboe Holdings, Inc. Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee of 0.75% of average daily net assets. For the period ended April 30, 2018, the Adviser received and waived advisory fees as follows and pursuant to an expense limitation arrangement as described below:

	Management	Management	Reimbursed
Fee	Fee Earned	Fee Waived	Expenses
0.75%	$5,087	$5,087	$48,524

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of shares of the Fund, except for the Class Y shares where the Adviser has agreed to limit the total expenses to 0.70%. The Adviser may not terminate this expense limitation agreement prior to February 28, 2019. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding
21

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.
The total amount of recoverable reimbursements as of April 30, 2018 and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates
2021	Total
$53,611	$53,611

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.
The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.
The Fund has adopted a shareholder service plan with respect to its Investor Class, Institutional Class, Class A and Class C Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
22

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

For the period ended April 30, 2018, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder service	$ 240
Investor	12b-1	34
Investor	Shareholder service	33
A	12b-1	1
A	Shareholder service	1
C	12b-1	5
C	Shareholder service	1

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period ended April 30, 2018, FDCC received no underwriting fees.
Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period ended April 30, 2018, CFS received the following fees:

Administration	Transfer Agent	Accounting
$4,717	$3,174	$5,310

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than money market securities for the period ended April 30, 2018, were as follows:
Purchases	Sales
$8,482,288	$7,795,996

The above amounts do not include the following:

Premiums
from Options	Options
Written	Bought Back
$1,057,429	$437,191

23

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 4 – Distributions To Shareholders And Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to make distributions at least annually.
There were no distributions paid during the period November 6, 2017 to April 30, 2018.
As of April 30, 2018, the components of distributable earnings on a tax basis were as follows:

Period ended
April 30, 2018
(unaudited)
Accumulated undistributed net investment income (loss)	$(5,003)
Accumulated net realized gain (loss)	(21,598)
Net unrealized appreciation (depreciation)	(955)
$(27,556)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$285,372	$—	$(475)	$(475)

Note 5 – Capital Stock Transactions
Capital stock transactions were:

Period November 6, 2017 to
April 30, 2018 (unaudited)
	Institutional	Investor
	Class	Class	A Class	C Class	Y Class
Shares sold	44,694	4,528	100	100	244,811
Shares redeemed	(23,841)	—	—	—	(4,715
Net Increase (decrease)	20,853	4,528	100	100	240,096

Note 6 – Organizational and Offering Costs
The Adviser has agreed to pay all expenses incurred related to the organization, offering and initial registrations of the Fund. Such expenses are not subject to recoupment by the Fund to the Adviser.
24

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Notes to Financial Statements
April 30, 2018 (unaudited) — (Continued)

Note 7 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.
25

Supplemental Information
World Funds Trust (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-855-505-8378 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
26

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Fund Expenses (unaudited)

Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cboe Vest S&P 500® Enhance and Buffer Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 6, 2017, and held for the period ended April 30, 2018.
Actual Expenses Example
The table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
27

Cboe VEST S&P 500® ENHANCE AND BUFFER FUND
Fund Expenses (unaudited) — (Continued)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid During
	Value	Value	Expense	Period 11/6/17
	(11/6/17)	(4/30/18)	Ratio	to 4/30/18*
Institutional Class Actual	$1,000.00	$1,045.00	0.95%	$4.66
Institutional Class Hypothetical**	$1,000.00	$1,019.42	0.95%	$4.60
Investor Class Actual	$1,000.00	$ 1,048.00	1.20%	$5.89
Investor Class Hypothetical**	$1,000.00	$1,018.22	1.20%	$5.81
Class A Actual	$1,000.00	$1,047.00	1.20%	$5.89
Class A Hypothetical**	$1,000.00	$1,018.22	1.20%	$5.81
Class C Actual	$1,000.00	$1,044.00	1.95%	$9.56
Class C Hypothetical**	$1,000.00	$1,014.62	1.95%	$9.42
Class Y Actual	$1,000.00	$1,051.00	0.70%	$3.44
Class Y Hypothetical**	$1,000.00	$1,020.62	0.70%	$3.39

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 175 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

28

Important Disclosure Statement
The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-855-505-8378. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-505-8378. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2018 and are subject to change at any time.
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Investment Adviser:
Cboe VestSM Financial LLC
1765 Greensboro Station Pl, 9th Floor
McLean, Virginia 22102
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus ™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
33

ITEM 2.                      CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                      SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.                      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, except to make a pricing service change for flex options to a more universally recognized service and to tighten the tolerance thresholds prompting additional pricing review to strengthen controls surrounding the valuation of flex options.

ITEM 12.                      EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 2, 2019

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 2, 2019

* Print the name and title of each signing officer under his or her signature.